                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-06465

                                  ----------

                           THE TRAVELERS SERIES TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 One Cityplace,
                          Hartford, Connecticut, 06103
               ---------------------------------------------------
               (Address of principal executive offices)(Zip code)

           (Name and Address of Agent for Service)         Copy to:
                  Elizabeth M. Forget
               -------------------------            Robert N. Hickey, Esq.
                       President                   Sullivan & Worcester LLP
              The Travelers Series Trust             1666 K Street, N.W.
                 501 Boylston Street,               Washington, D.C. 20006
              Boston Massachusetts, 02116


       Registrant's telephone number, including area code: (800) 842-9406


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

AIM CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments (unaudited)
July 31, 2005

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.9%
CONSUMER DISCRETIONARY -- 15.4%
HOTELS, RESTAURANTS & LEISURE -- 2.0%
        23,600                     Brinker International, Inc.  *                                        $    965,240
        38,300                     Carnival Corp.                                                           2,006,920
        31,900                     Starwood Hotels & Resorts Worldwide, Inc.                                2,019,908
                                                                                                         ------------
                                                                                                            4,992,068
                                                                                                         ------------
HOUSEHOLD DURABLES -- 1.7%
        17,000                     Garmin Ltd.  (a)                                                           933,130
        29,500                     Harman International Industries, Inc.                                    2,535,525
        18,700                     Jarden Corp.  (a)*                                                         717,332
                                                                                                         ------------
                                                                                                            4,185,987
                                                                                                         ------------
INTERNET & CATALOG RETAIL -- 1.2%
        70,900                     eBay, Inc. *                                                             2,962,202
                                                                                                         ------------
MEDIA -- 3.2%
        47,500                     Lamar Advertising Co., Class A Shares *                                  2,090,475
        15,300                     Omnicom Group, Inc.                                                      1,298,511
        17,000                     Pixar  *                                                                   731,170
        53,150                     Univision Communications, Inc., Class A Shares *                         1,503,082
        66,000                     XM Satellite Radio Holdings, Inc., Class A Shares (a)*                   2,351,580
                                                                                                         ------------
                                                                                                            7,974,818
                                                                                                         ------------
MULTILINE RETAIL -- 1.2%
        14,900                     J.C. Penney Co., Inc.                                                      836,486
        21,300                     Kohl's Corp.  *                                                          1,200,255
         6,652                     Sears Holdings Corp.  *                                                  1,025,938
                                                                                                         ------------
                                                                                                            3,062,679
                                                                                                         ------------
SPECIALTY RETAIL -- 4.5%
        21,300                     Abercrombie & Fitch Co., Class A Shares                                  1,534,665
        51,000                     Bed Bath & Beyond, Inc.  *                                               2,340,900
        21,300                     Best Buy Co., Inc.                                                       1,631,580
        49,500                     Office Depot, Inc.  *                                                    1,404,810
        45,500                     Ross Stores, Inc.                                                        1,205,750
       123,100                     Staples, Inc.                                                            2,802,987
                                                                                                         ------------
                                                                                                           10,920,692
                                                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
        57,900                     Coach, Inc.  *                                                           2,032,869
        21,300                     NIKE, Inc., Class B Shares                                               1,784,940
                                                                                                         ------------
                                                                                                            3,817,809
                                                                                                         ------------
                                   TOTAL CONSUMER DISCRETIONARY                                            37,916,255
                                                                                                         ------------
CONSUMER STAPLES -- 4.1%
BEVERAGES -- 0.5%
        25,500                     PepsiCo, Inc.                                                            1,390,515
                                                                                                         ------------
FOOD & DRUG RETAILING -- 1.7%
        25,500                     CVS Corp.                                                                  791,265
        42,500                     Walgreen Co.                                                             2,034,050
         9,100                     Whole Foods Market, Inc.                                                 1,242,241
                                                                                                         ------------
                                                                                                            4,067,556
                                                                                                         ------------
FOOD PRODUCTS -- 0.3%
        19,200                     Kellogg Co.                                                                869,952
                                                                                                         ------------
HOUSEHOLD PRODUCTS -- 0.6%
        25,500                     Procter & Gamble Co.                                                     1,418,565
                                                                                                         ------------
PERSONAL PRODUCTS -- 1.0%
        44,300                     Gillette Co.                                                             2,377,581
                                                                                                         ------------
                                   TOTAL CONSUMER STAPLES                                                  10,124,169
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

AIM CAPITAL APPRECIATION PORTFOLIO

July 31, 2005

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
ENERGY--10.2%
ENERGY EQUIPMENT & SERVICES -- 3.1%
        31,500                     Baker Hughes, Inc.                                                    $  1,781,010
        45,100                     ENSCO International, Inc.                                                1,821,138
        23,700                     GlobalSantaFe Corp.                                                      1,066,263
        31,900                     National-Oilwell Varco, Inc.  *                                          1,669,965
        39,500                     Patterson-UTI Energy, Inc.                                               1,296,785
                                                                                                         ------------
                                                                                                            7,635,161
                                                                                                         ------------
OIL & GAS  -- 7.1%
        17,000                     Apache Corp.                                                             1,162,800
        16,000                     Burlington Resources, Inc.                                               1,025,760
        20,700                     Chevron Corp.                                                            1,200,807
        38,400                     ConocoPhillips                                                           2,403,456
        34,200                     Devon Energy Corp.                                                       1,918,278
        63,800                     Exxon Mobil Corp.                                                        3,748,250
        25,500                     Newfield Exploration Co.  *                                              1,083,495
        14,400                     Occidental Petroleum Corp.                                               1,184,832
        29,800                     Valero Energy Corp.                                                      2,466,844
        38,733                     XTO Energy, Inc.                                                         1,359,141
                                                                                                         ------------
                                                                                                           17,553,663
                                                                                                         ------------
                                   TOTAL ENERGY                                                            25,188,824
                                                                                                         ------------
FINANCIALS--5.2%
BANKS  -- 1.1%
        61,700                     Bank of America Corp.                                                    2,690,120
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
        31,900                     American Express Co.                                                     1,754,500
         1,800                     Chicago Mercantile Exchange                                                541,890
        12,800                     Franklin Resources, Inc.                                                 1,034,496
        23,400                     Goldman Sachs Group, Inc.                                                2,515,032
        33,900                     Merrill Lynch & Co., Inc.                                                1,992,642
        42,500                     SLM Corp.                                                                2,188,325
                                                                                                         ------------
                                                                                                           10,026,885
                                                                                                         ------------
                                   TOTAL FINANCIALS                                                        12,717,005
                                                                                                         ------------
HEALTH CARE--23.0%
BIOTECHNOLOGY  -- 3.6%
        41,000                     Amgen, Inc.  *                                                           3,269,750
        13,000                     Genentech, Inc.  *                                                       1,161,290
        52,300                     Gilead Sciences, Inc.  *                                                 2,343,563
        48,600                     Protein Design Labs, Inc. (a)*                                           1,107,594
         1,434                     Serono SA, Class B Shares                                                  964,282
                                                                                                         ------------
                                                                                                            8,846,479
                                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 8.3%
        28,800                     Alcon, Inc.                                                              3,299,040
        44,000                     Becton, Dickinson, & Co.                                                 2,436,280
        70,200                     Biomet, Inc.                                                             2,676,726
        21,500                     C.R. Bard, Inc.                                                          1,435,985
        28,300                     Fisher Scientific International, Inc.  *                                 1,897,515
        58,500                     Medtronic, Inc.                                                          3,155,490
        59,100                     St. Jude Medical, Inc.  *                                                2,801,931
        44,300                     Varian Medical Systems, Inc.  *                                          1,739,218
        12,100                     Zimmer Holdings, Inc.  *                                                   996,556
                                                                                                         ------------
                                                                                                           20,438,741
                                                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.8%
        35,200                     Aetna, Inc.                                                              2,724,480
       103,223                     Caremark Rx, Inc.  *                                                     4,601,681
        42,500                     Health Management Associates, Inc., Class A Shares                       1,011,500
        20,400                     PacifiCare Health Systems, Inc.  *                                       1,554,480

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

AIM CAPITAL APPRECIATION PORTFOLIO

July 31, 2005

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES  (CONTINUED)
        39,400                     UnitedHealth Group, Inc.                                              $  2,060,620
        34,400                     WellPoint, Inc.  *                                                       2,433,456
                                                                                                         ------------
                                                                                                           14,386,217
                                                                                                         ------------
PHARMACEUTICALS -- 5.3%
        72,100                     Johnson & Johnson                                                        4,611,516
        56,300                     Medicis Pharmaceutical Corp., Class A Shares                             1,909,696
        27,400                     OSI Pharmaceuticals, Inc.  *                                             1,131,620
        76,500                     Pfizer, Inc.                                                             2,027,250
        68,300                     Teva Pharmaceutical Industries Ltd., Sponsored ADR (a)                   2,144,620
        27,300                     Wyeth                                                                    1,248,975
                                                                                                         ------------
                                                                                                           13,073,677
                                                                                                         ------------
                                   TOTAL HEALTH CARE                                                       56,745,114
                                                                                                         ------------
INDUSTRIALS -- 13.2%
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
        63,800                     Fiserv, Inc.  *                                                          2,830,806
        42,500                     Iron Mountain, Inc. (a)*                                                 1,457,325
        42,500                     Paychex, Inc.                                                            1,483,675
        95,700                     Robert Half International, Inc.                                          3,243,273
                                                                                                         ------------
                                                                                                            9,015,079
                                                                                                         ------------
ELECTRICAL EQUIPMENT -- 1.2%
        21,700                     Emerson Electric Co.                                                     1,427,860
        29,800                     Rockwell Automation, Inc.                                                1,534,998
                                                                                                         ------------
                                                                                                            2,962,858
                                                                                                         ------------
INDUSTRIAL CONGLOMERATES -- 2.4%
        63,800                     General Electric Co.                                                     2,201,100
        53,100                     Honeywell International, Inc.                                            2,085,768
        53,100                     Tyco International Ltd.                                                  1,617,957
                                                                                                         ------------
                                                                                                            5,904,825
                                                                                                         ------------
MACHINERY -- 6.0%
        51,000                     Caterpillar, Inc.                                                        2,749,410
        42,500                     Danaher Corp.                                                            2,356,625
        21,300                     Deere & Co.                                                              1,566,189
        21,300                     Eaton Corp.                                                              1,391,742
        15,400                     Illinois Tool Works, Inc.                                                1,319,010
        46,800                     Ingersoll-Rand Co., Ltd., Class A Shares                                 3,658,356
        25,500                     Parker Hannifin Corp.                                                    1,675,860
                                                                                                         ------------
                                                                                                           14,717,192
                                                                                                         ------------
                                   TOTAL INDUSTRIALS                                                       32,599,954
                                                                                                         ------------
INFORMATION TECHNOLOGY -- 21.3%
COMMUNICATIONS EQUIPMENT -- 2.4%
       148,800                     Cisco Systems, Inc. *                                                    2,849,520
        42,500                     Comverse Technology, Inc. *                                              1,074,825
        53,100                     QUALCOMM, Inc.                                                           2,096,919
                                                                                                         ------------
                                                                                                            6,021,264
                                                                                                         ------------
COMPUTERS & PERIPHERALS -- 4.9%
       106,300                     Apple Computer, Inc. *                                                   4,533,695
       127,700                     Dell, Inc. *                                                             5,168,019
       170,100                     EMC Corp. *                                                              2,328,669
                                                                                                         ------------
                                                                                                           12,030,383
                                                                                                         ------------
INTERNET SOFTWARE & SERVICES -- 3.1%
         8,500                     Google, Inc., Class A Shares *                                           2,445,960
        42,500                     McAfee, Inc.  *                                                          1,334,500
       114,100                     Yahoo!, Inc.  *                                                          3,804,094
                                                                                                         ------------
                                                                                                            7,584,554
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

AIM CAPITAL APPRECIATION PORTFOLIO

July 31, 2005

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY  (CONTINUED)
IT SERVICES -- 1.4%
        21,300                     Cognizant Technology Solutions Corp., Class A Shares *                $  1,045,404
        56,400                     NAVTEQ *                                                                 2,479,908
                                                                                                         ------------
                                                                                                            3,525,312
                                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.0%
        74,400                     Analog Devices, Inc.                                                     2,916,480
        67,300                     Applied Materials, Inc.                                                  1,242,358
        21,300                     KLA-Tencor Corp.                                                         1,101,210
        61,600                     Linear Technology Corp.                                                  2,393,776
        31,900                     Marvell Technology Group Ltd. *                                          1,393,711
        34,300                     Maxim Integrated Products, Inc.                                          1,436,141
       127,543                     Microchip Technology, Inc.                                               3,962,761
                                                                                                         ------------
                                                                                                           14,446,437
                                                                                                         ------------
SOFTWARE  -- 3.6%
        34,000                     Amdocs Ltd. *                                                            1,009,460
        51,000                     Autodesk, Inc.                                                           1,743,690
        23,400                     Electronic Arts, Inc. *                                                  1,347,840
       148,800                     Microsoft Corp.                                                          3,810,768
        82,200                     Oracle Corp. *                                                           1,116,276
                                                                                                         ------------
                                                                                                            9,028,034
                                                                                                         ------------
                                   TOTAL  INFORMATION TECHNOLOGY                                           52,635,984
                                                                                                         ------------
MATERIALS -- 5.5%
CHEMICALS -- 3.7%
        12,100                     Air Products & Chemicals, Inc.                                             723,096
        27,600                     Dow Chemical Co.                                                         1,323,420
        31,900                     E.I. du Pont de Nemours & Co.                                            1,361,492
        17,000                     Eastman Chemical Co.                                                       941,630
        34,000                     Ecolab, Inc.                                                             1,141,720
        29,800                     Monsanto Co.                                                             2,007,626
        15,900                     Praxair, Inc.                                                              785,301
        17,200                     Rohm & Haas Co.                                                            792,232
                                                                                                         ------------
                                                                                                            9,076,517
                                                                                                         ------------
METALS & MINING -- 1.8%
        19,100                     Nucor Corp.                                                              1,059,095
        13,200                     Phelps Dodge Corp.                                                       1,405,140
        48,200                     United States Steel Corp. (a)                                            2,055,730
                                                                                                         ------------
                                                                                                            4,519,965
                                                                                                         ------------
                                          TOTAL MATERIALS                                                  13,596,482
                                                                                                         ------------
                                   TOTAL INVESTMENT BEFORE SHORT - TERM INVESTMENTS
                                     (Cost -- $204,920,203)                                               241,523,787

      PAR
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.3%
REPURCHASE AGREEMENT -- 2.3%
   $ 5,622,000                     State Street Bank & Trust Co., 2.150% due 8/1/05, dated
                                       7/29/05, Proceeds due at maturity - $5,623,007; (Fully
                                       collateralized by U.S. Treasury Bond, 8.125%
                                       due 8/15/21; Market value - $5,739,975)
                                       (Cost - $5,622,000)                                                  5,622,000
                                                                                                         ------------

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL  -- 3.0%
     7,476,188                     State Street Navigator Securities Trust Prime Portfolio                  7,476,188
                                                                                                         ------------
                                   TOTAL SHORT-TERM INVESTMENTS
                                      (Cost -- $13,098,188)                                                13,098,188
                                                                                                         ------------
                                   TOTAL INVESTMENTS -- 103.3% (Cost -- $218,018,391#)                    254,621,975

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

AIM CAPITAL APPRECIATION PORTFOLIO

July 31, 2005

                                   LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2)%                         (7,954,353)
                                                                                                        -------------
                                   TOTAL NET ASSETS -- 100.0%                                           $ 246,667,622
                                                                                                        =============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
(a)  All or a portion of security is on loan.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited)
July 31, 2005

     FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 9.2%
BASIC MATERIALS  -- 0.3%

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CHEMICALS  -- 0.1%
                                   Dow Chemical Co.:
$    659,000              A-           5.750% due 12/15/08                                               $    682,896
     493,000              A-           6.000% due 10/1/12 (a)                                                 529,195
                                                                                                         ------------
                                                                                                            1,212,091
                                                                                                         ------------
FOREST PRODUCTS & PAPER -- 0.2%
     441,000              BBB      MeadWestvaco Corp., 6.800% due 11/15/32 (a)                                507,350
   1,500,000              BBB      Weyerhaeuser Co., 6.750% due 3/15/12                                     1,634,416
                                                                                                         ------------
                                                                                                            2,141,766
                                                                                                         ------------
                                   TOTAL BASIC MATERIALS                                                    3,353,857
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
COMMUNICATIONS -- 1.6%
     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MEDIA -- 0.4%
     998,000              BBB-     COX Communications, Inc., 4.625% due 6/1/13                                955,475
     572,000              BBB-     News America Holdings, Inc., 8.500% due 2/23/25                            724,140
     923,000              BBB-     News America, Inc., 6.200% due 12/15/34                                    962,506
                                   Time Warner Entertainment Co. LP:
     484,000              BBB+         10.150% due 5/1/12                                                     616,251
     463,000              BBB+         8.375% due 7/15/33                                                     608,888
                                   Walt Disney Co.:
     811,000               A-           6.375% due 3/1/12 (a)                                                 883,389
     370,000               A-           Series B, 6.750% due 3/30/06                                          376,214
                                                                                                         ------------
                                                                                                            5,126,863
                                                                                                         ------------
TELECOMMUNICATIONS -- 1.2%
                                   AT&T Wireless Services, Inc.:
     410,000               A           7.350% due 3/1/06                                                      417,288
     785,000               A           8.750% due 3/1/31                                                    1,087,829
     852,000               A       BellSouth Corp., 6.550% due 6/15/34 (a)                                    952,717
     650,000               A       Cingular Wireless LLC, 6.500% due 12/15/11                                 707,631
   1,269,000               A-      Deutsche Telekom International Finance BV, 8.750% / 8.75% due            1,702,719
                                       6/15/30
     346,000               A-      France Telecom SA, 7.750% due 3/1/11                                       396,693
     737,000              BBB      PCCW Capital II Ltd., 6.000% due 7/15/13 (b)                               766,990
                                   SBC Communications, Inc.:
     737,000               A           5.100% due 9/15/14                                                     742,356
     442,000               A           6.150% due 9/15/34 (a)                                                 471,445
     879,000              BBB-     Sprint Capital Corp., 6.875% due 11/15/28                                  996,454
   3,319,000              BBB-     TCI Communications, Inc., 9.650% due 3/31/27                             3,679,234
                                   Telecom Italia Capital SA:
     545,000              BBB+         5.250% due 11/15/13 (a)                                                548,995
     620,000              BBB+         6.000% due 9/30/34 (b)                                                 631,218
   2,400,000               A+      Verizon New York, Inc., Series A, 6.875% due 4/1/12 (a)                  2,618,167
                                                                                                         ------------
                                                                                                           15,719,736
                                                                                                         ------------
                                   TOTAL COMMUNICATIONS                                                    20,846,599
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

CORPORATE BONDS & NOTES  (CONTINUED)

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
CONSUMER, CYCLICAL -- 0.2%
     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.1%
$    987,941              BBB+     Continental Airlines, Inc., Series 981A, 6.648% due 9/15/17           $    974,104
                                                                                                         ------------
AUTOMOTIVE -- 0.1%
  597,000                 BB+      Ford Motor Co., 7.450% due 7/16/31 (a)                                     507,478
  1,182,000               BB       General Motors Corp., 8.375% due 7/15/33 (a)                             1,072,665
                                                                                                         ------------
                                                                                                            1,580,143
                                                                                                         ------------
RETAIL -- 0.0%
  486,000                 BBB-     YUM! Brands, Inc., 8.875% due 4/15/11                                      581,295
                                                                                                         ------------
                                   TOTAL CONSUMER, CYCLICAL                                                 3,135,542
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
CONSUMER, NON-CYCLICAL -- 0.8%
     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
BEVERAGES -- 0.2%
   1,050,000              BBB-     FBG Finance Ltd., 5.875% due 6/15/35 (b)                                 1,031,921
   1,641,000              BBB+     Miller Brewing Co., 5.500% due 8/15/13 (a)(b)                            1,688,691
                                                                                                         ------------
                                                                                                            2,720,612
                                                                                                         ------------
COMMERCIAL SERVICES -- 0.1%
   1,108,000              BBB+     Cendant Corp., 6.875% due 8/15/06                                        1,135,144
                                                                                                         ------------
FOOD -- 0.3%
   1,585,000              BBB      Cadbury Schweppes US Finance LLC, 5.125% due 10/1/13 (b)                 1,580,708
     903,000              BBB+     Kraft Foods, Inc., 6.250% due 6/1/12                                       976,107
   1,557,000              BBB-     Kroger Co., 6.750% due 4/15/12 (a)                                       1,698,406
                                                                                                         ------------
                                                                                                            4,255,221
                                                                                                         ------------
HEALTHCARE-SERVICES -- 0.2% HCA, Inc.:
     213,000               BB+     8.750% due 9/1/10                                                          240,094
     828,000               BB+     6.950% due 5/1/12 (a)                                                      875,423
   1,029,000               A       Wyeth, 5.500% due 3/15/13                                                1,066,450
                                                                                                         ------------
                                                                                                            2,181,967
                                                                                                         ------------
                                   TOTAL CONSUMER, NON-CYCLICAL                                            10,292,944
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
DIVERSIFIED -- 0.1%
     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
     887,000               A-      EnCana Holdings Finance Corp., 5.800% due 5/1/14                           937,398
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
ENERGY -- 0.7%
     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
ENERGY -- 0.3%
     502,000              BBB      CenterPoint Energy Resources Corp., Series B, 7.875% due                   588,374
                                       4/1/13
   1,022,000              BBB-     Duke Capital LLC, 8.000% due 10/1/19                                     1,250,921
                                   Kinder Morgan Energy Partners LP:
     875,000              BBB+         6.750% due 3/15/11                                                     951,458

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

     985,000              BBB+     7.750% due 3/15/32                                                       1,238,232
                                                                                                         ------------
                                                                                                            4,028,985
                                                                                                         ------------
OIL & GAS -- 0.4%
       707,000            BBB+     Alcan Inc, 5.750% due 6/1/35 (a)                                           713,501

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
OIL & GAS  (CONTINUED)
$    850,000              BBB-     Amerada Hess Corp., 7.300% due 8/15/31                                $  1,011,763
      44,000              BBB      Anderson Exploration Ltd., 6.750% due 3/15/11                               47,643
     988,000              BBB      Devon Financing Corp. ULC, 6.875% due 9/30/11 (a)                        1,092,313
   1,045,000              BBB      Halliburton Co., 5.500% due 10/15/10 (a)                                 1,081,181
     213,000              BB+      Kerr-McGee Corp., 6.950% due 7/1/24                                        225,015
     520,000              BBB      Ocean Energy, Inc., 7.250% due 10/1/11 (a)                                 576,716
     660,000              BBB-     Pioneer Natural Resources Co., 5.875% due 7/15/16                          671,171
                                                                                                         ------------
                                                                                                            5,419,303
                                                                                                         ------------
                                   TOTAL ENERGY                                                             9,448,288
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
FINANCIAL -- 4.0%
     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE  -- 0.4%
                                   BAE Systems Holdings, Inc.:
   1,038,000              BBB          6.400% due 12/15/11 (b)                                              1,118,523
     750,000              BBB          5.200% due 8/15/15 (b)                                                 745,043
   2,613,000               A       Boeing Capital Corp., 6.500% due 2/15/12 (a)                             2,870,848
                                                                                                         ------------
                                                                                                            4,734,414
                                                                                                         ------------
BANKS  -- 1.0%
     801,000               A-      Abbey National Capital Trust I, Trust Preferred Securities,
                                       8.963% due 6/30/30 (a)(c)                                            1,132,729
     975,000               A+      Barclays Bank PLC, Perpetual Bonds, 6.860% due 6/15/32
                                       (a)(b)(c)                                                            1,113,449
     872,000               A-      DBS Capital Funding Corp., Series A, 7.657% due 12/31/49 (b)               982,867
     550,000               A       HBOS Capital Funding LP, Tier 1 Notes, 6.071% due 6/30/14
                                       (a)(b)(c)                                                              582,613
     568,000               A-      Mizuho Financial Group Cayman Ltd., 5.790% due 4/15/14 (b)                 592,173
     610,000               A-      Nordea Bank AB, 5.424% due 12/29/49 (b)                                    616,654
   1,910,000              BBB+     Popular North America, Inc., 4.250% due 4/1/08 (a)                       1,893,427
   2,000,000               A       RBS Capital Trust I, Trust Preferred Securities,, 6.425% due
                                       1/3/34 (a)(c)                                                        2,188,058
   1,412,000               A       Unicredito Italiano Capital Trust II, Trust Preferred
                                   Securities,, 9.200% due 10/5/49 (b)(c)                                   1,675,575
   2,045,000               A       Wachovia Corp., 5.250% due 8/1/14                                        2,086,851
                                                                                                         ------------
                                                                                                           12,864,396
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
                                   Bank of America Corp.:
   2,663,000               A+          7.400% due 1/15/11 (a)                                               3,027,812
     840,000               AA-         5.375% due 6/15/14 (a)                                                 871,711
     465,000               BB+     Ford Motor Credit Co., 4.950% due 1/15/08                                  448,074
   1,224,000               BB+     Ford Motor Credit Co., 5.700% due 1/15/10 (a)                            1,154,657
     630,000              BBB-     Fund American Cos., Inc, 5.875% due 5/15/13                                643,777
                                   General Electric Capital Corp.:
     313,000              AAA          8.750% due 5/21/07                                                     336,178
     553,000              AAA          8.500% due 7/24/08                                                     610,343
     322,000              AAA          5.450% due 1/15/13                                                     335,660
                                   General Motors Acceptance Corp.:
     920,000               BB          5.850% due 1/14/09 (a)                                                 889,460
     587,000               BB          7.250% due 3/2/11 (a)                                                  572,408
   1,591,000               A+      Goldman Sachs Group, Inc., 5.700% due 9/1/12                             1,662,716

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

   1,292,000               A       JPMorgan Chase & Co., 5.125% due 9/15/14                                 1,302,101
     771,000               A       Lehman Brothers Holdings, Inc., 8.250% due 6/15/07 (a)                     822,725
   1,235,000               A+      Merrill Lynch & Co., Inc., 5.450% due 7/15/14 (a)                        1,281,438
                                   Morgan Stanley:
     864,000               A+          6.750% due 4/15/11                                                     941,673
     798,000               A           4.750% due 4/1/14 (a)                                                  777,016

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$    280,000               A-      Natexis AMBS Co., LLC, Series A, Preferred Securities,,
                                       8.440% due 12/29/49 (b)(c)                                        $    307,468
     600,000               AA-     Prudential Funding LLC, 6.600% due 5/15/08 (b)                             634,234
     744,000               A       SLM Corp., Series A, 4.000% due 1/15/09                                    730,698
     860,000               A-      UFJ Finance Aruba AEC, 6.750% due 7/15/13                                  947,020
                                                                                                         ------------
                                                                                                           18,297,169
                                                                                                         ------------
INSURANCE -- 0.4%
     816,000               AA+     AIG SunAmerica Instiutional Funding II, 5.750% due 2/16/09                 844,323
   1,000,000               A+      Allstate Corp., 5.550% due 5/9/35                                        1,003,056
   1,307,000               AA      American International Group, Inc., 4.250% due 5/15/13                   1,249,699
     600,000               A       Genworth Financial, Inc. - Class A, 5.750% due 6/15/14                     630,430
     300,000              BBB      JET Equipment Trust, Series 95-D, 11.440% due 11/1/14
                                       (b)(d)(e)                                                                    0
   1,500,000               A-      Prudential Financial, Inc., Series B, 4.500% due 7/15/13 (a)             1,459,846
                                                                                                         ------------
                                                                                                            5,187,354
                                                                                                         ------------
INVESTMENT COMPANIES -- 0.2%
   3,129,000               A+      Credit Suisse First Boston USA, Inc., 4.125% due 1/15/10 (a)             3,066,192
                                                                                                         ------------
REAL ESTATE INVESTMENT TRUST -- 0.6%
   1,751,000              BBB+     EOP Operating, LP, 6.800% due 1/15/09                                    1,854,029
     672,000              BBB      HRPT Properties Trust, 6.250% due 8/15/16                                  710,130
                                   Simon Property Group LP:
     843,000              BBB+         6.375% due 11/15/07 (a)                                                873,003
     394,000              BBB+         5.100% due 6/15/15                                                     388,446
   1,555,000               A       Socgen Real Estate Co., LLC, Series A, 7.640% due 9/30/07                1,648,375
                                       (a)(b)(c)
                                   Vornado Realty LP:
   1,804,000              BBB          5.625% due 6/15/07                                                   1,826,696
     348,000              BBB          4.750% due 12/1/10                                                     341,691
                                                                                                         ------------
                                                                                                            7,642,370
                                                                                                         ------------
                                   TOTAL FINANCIAL                                                         51,791,895
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
INDUSTRIAL -- 0.6%
     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE  -- 0.2%
   1,395,000              BBB      Northrop Grumman Corp., 7.750% due 2/15/31                               1,834,630
     615,000              BBB      Raytheon Co., 6.150% due 11/1/08                                           641,831
                                                                                                         ------------
                                                                                                            2,476,461
                                                                                                         ------------
ENVIRONMENTAL CONTROL -- 0.1%
                                   Waste Management, Inc.:
     774,000              BBB          7.375% due 8/1/10 (a)                                                  859,219
   1,268,000              BBB          7.000% due 7/15/28                                                   1,436,033
                                                                                                         ------------
                                                                                                            2,295,252
                                                                                                         ------------
HAND/MACHINE TOOLS -- 0.1%
     927,000              BBB      Kennametal, Inc., 7.200% due 6/15/12                                     1,018,308
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

INDUSTRIAL CONGLOMERATES -- 0.1%
     802,000              BBB      Tyco International Group SA, 6.750% due 2/15/11                            878,986
                                                                                                         ------------
TRANSPORTATION -- 0.1%
     415,000              BBB      Csx Corp., 6.750% due 3/15/11                                              451,899
                                   Union Pacific Corp:
     292,000              BBB          6.125% due 1/15/12                                                     309,206

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
$    763,000              BBB      5.375% due 5/1/14 (a)                                                 $    782,505
                                                                                                         ------------
                                                                                                            1,543,610
                                                                                                         ------------
                                   TOTAL INDUSTRIAL                                                         8,212,617
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
UTILITIES -- 0.9%
     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
     599,000              BBB+     Midamerican Funding LLC, 6.927% due 3/1/29                                 693,558
                                                                                                         ------------
UTILITIES -- 0.8%
   1,150,000              BBB+     Dominion Resources, Inc., 5.150% due 7/15/15                             1,146,514
     800,000              BBB-     DTE Energy Co., 7.050% due 6/1/11 (a)                                      878,522
   1,407,000               A-      Exelon Generation Co. LLC, 6.950% due 6/15/11                            1,554,001
     934,000              BB+      FirstEnergy Corp., , Series B, 6.450% due 11/15/11                       1,005,698
   1,250,000               A+      Hydro-Quebec, Series JL, 6.300% due 5/11/11 (a)                          1,353,849
                                   Midamerican Energy Holdings Co.:
     544,000              BBB-         3.500% due 5/15/08                                                     525,970
     268,000              BBB-         5.875% due 10/1/12                                                     279,346
     271,000               A+      Niagara Mohawk Power Corp., 7.750% due 5/15/06                             278,424
     204,766              BB+      Northeast Utilities, Series A, 8.580% due 12/1/06                          207,842
   1,500,000              BBB      Pacific Gas & Electric Co., 4.800% due 3/1/14                            1,484,473
                                   PSEG Power LLC:
     405,000              BBB          6.950% due 6/1/12 (a)                                                  449,948
     533,000              BBB          8.625% due 4/15/31                                                     729,293
                                   TXU Energy Co. LLC:
     351,000              BBB-         7.000% due 3/15/13                                                     388,920
   1,171,000              BBB-         7.000% due 9/1/22 (a)                                                1,345,615
                                                                                                         ------------
                                                                                                           11,628,415
                                                                                                         ------------
                                   TOTAL UTILITIES                                                         12,321,973
                                                                                                         ------------
                                   TOTAL CORPORATE BONDS & NOTES
                                       (Cost-- $113,639,099)
120,341,113

------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.5%
   1,952,030              AAA      Capital One Auto Finance Trust, Series 2002-A, Class A4,                 1,957,259
                                       4.790% due 1/15/09
     723,615              BBB-     Entergy Louisiana, Inc., Waterford 3 Secured Lease Obligation              791,004
                                       Bonds, 8.090% due 1/2/17
     299,108             Aaa(f)    Falcon Franchise Loan LLC, Series 2000-1, Class A-1, 7.382%                314,106
                                       due 5/5/10 (b)
     500,000              AAA      Providian Gateway Master Trust, Series 2000-B, Class A,                    500,480
                                       3.668% due 3/16/09 (c)
   1,940,086                       Small Business Administration Participation Certificates,                1,902,704

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

                                   Series 2003-20G, Class 1, 4.350% due 7/1/23
     674,172              BBB      System Energy Resources, Inc., Secured Lease Obligation                    661,618
                                       Bonds, 5.129% due 1/15/14
                                                                                                         ------------
                                   TOTAL ASSET-BACKED SECURITIES
                                      (Cost -- $6,119,181)                                                  6,127,171
                                                                                                         ------------

      FACE
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 14.1%
FHLMC -- 3.1%
                                   Federal Home Loan Mortgage Corp. (FHLMC):
   2,663,000                           3.750% due 11/15/06                                                  2,650,276

      FACE
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
FHLMC  (CONTINUED)
$ 974,396                          5.500% due 6/1/25-5/1/35                                              $    985,796
  813,590                          4.500% due 4/1/35                                                          779,821
                                   Gold:
  2,536,599                            6.500% due 12/1/15-10/1/34                                           2,625,603
  8,951,705                            6.000% due 4/1/16-8/1/34                                             9,183,563
  5,184,012                            4.500% due 5/1/18-2/1/20                                             5,109,572
  8,630,532                            5.000% due 5/1/18-4/1/34                                             8,558,776
  10,896,228                           5.500% due 4/1/19-12/1/34                                           10,972,676
                                                                                                         ------------
                                   TOTAL FHLMC                                                             40,866,083
                                                                                                         ------------
FNMA  -- 9.8%
                                   Fannie Mae Pool:
  246,324                              4.880% due 3/1/20                                                      247,927
  545,638                              5.000% due 5/1/20                                                      547,295
  5,459,543                            5.500% due 5/1/25-7/1/35                                             5,500,389
  945,576                              4.500% due 2/1/35-3/1/35                                               907,346
                                   Federal National Mortgage Association (FNMA):
  3,000,000                            3.250% due 7/31/06                                                   2,975,172
  1,400,000                            5.722% due 2/1/09                                                    1,440,800
  187,589                              6.330% due 3/1/11                                                      199,795
  139,886                              4.667% due 4/1/13                                                      139,473
  113,409                              4.010% due 8/1/13                                                      108,353
  772,792                              4.019% due 8/1/13                                                      740,670
  280,926                              4.630% due 4/1/14                                                      278,785
  993,475                              4.518% due 5/1/14                                                      979,185
  584,494                              4.846% due 8/1/14                                                      588,240
  1,758,047                            4.925% due 4/1/15                                                    1,777,594
  23,691,050                           6.000% due 7/1/16-12/1/34                                           24,283,444
  14,073,095                           5.000% due 11/1/17-9/1/34                                           14,064,135
  56,458,157                           5.500% due 11/1/17-8/1/35                                           56,928,132
  6,305,517                            4.500% due 4/1/18-6/1/19                                             6,210,561
  8,825,508                            6.500% due 11/1/28-8/1/34                                            9,145,454
  884,973                              7.500% due 10/1/29-2/1/32                                              943,916
                                                                                                         ------------
                                   TOTAL FNMA                                                             128,006,666
                                                                                                         ------------
GNMA -- 1.2%
                                   Government National Mortgage Association (GNMA):
  665,723                              6.500% due 3/15/28-7/15/34                                             696,657
  5,531,320                            6.000% due 10/15/32-4/20/35                                          5,687,897
  6,994,813                            5.500% due 11/15/32-2/15/35                                          7,089,050
  1,222,806                            4.500% due 7/20/33-3/20/35                                           1,184,578

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

   1,172,915                           5.000% due 3/15/34-12/15/34                                          1,166,219
                                                                                                         ------------
                                   TOTAL GNMA                                                              15,824,401
                                                                                                         ------------
                                   TOTAL MORTGAGE-BACKED SECURITIES
                                       (Cost -- $185,534,691)                                             184,697,150
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
                                   Bear Stearns Commercial Mortgage Securities:
     392,961             Aaa(f)        Series 1999-WF2, Class A1, 6.800% due 7/15/31                          401,640
   1,046,000             Aaa(f)        Series 2005-Pwr7, Class A3, 5.116% due 2/11/41                       1,062,618
     173,867            Baa2(f)    BlackRock Capital Finance  LP, Series 1996-R1, Class B2,
                                       7.750% due 9/25/26 (b)                                                  175,040
                                   Chase Commercial Mortgage Securities Corp.:
   1,167,000              AAA          Series 1998-2, Class A2, 6.390% due 11/18/30                         1,225,699
     188,275             Aaa(f)        Series 1998-C1, Class A2, 7.543% due 7/15/32                           200,144


      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (CONTINUED)
                                   CRIIMI MAE Commercial Mortgage Trust:
$    420,000              AAA          Series 1998-1, Class C, 6.701% due 6/20/30                        $    429,505
   2,150,000              AAA          Series 1998-C1, Class A2, 7.000% due 6/2/33                          2,214,500
     550,000             Aaa(f)    CS First Boston Mortgage Securities Corp., Series 2001-CK1,
                                       Class A3, 6.380% due 12/16/35                                          589,606
     941,808             Aaa(f)    Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1,
                                       Class A2, 6.538% due 6/15/31                                           978,218
                                   First Union-Lehman Brothers, Commercial Mortgage Trust:
     231,571             Aaa(f)        Series 1997-C1, Class A3, 7.380% due 4/18/29                           238,817
     469,967              AAA          Series 1997-C2, Class A3, 6.650% due 11/18/29                          487,352
   1,200,000              AAA      Greenwich Capital Commercial Funding Corp., Series. 2004-GG1,
                                       Class A7, 5.317% due 6/10/36 (c)                                     1,233,531
     102,596              AAA      GS Mortgage Securities Corp. II, Series 1998-C1, Class A1,
                                       6.060% due 10/18/30                                                    102,739
                                   JP Morgan Chase Commercial Mortgage Securities Corp.:
     384,958              AAA          Series 1998-C6, Class A3, 6.613% due 1/15/30                           399,506
   1,200,000             Aaa(f)        Series 2004-C2, Class A3, 5.384% due 5/15/41 (a)(c)                  1,231,947
     300,086              AAA      Merrill Lynch Mortgage Investors, Inc., Series 1998-C2,
                                       ClassA2, 6.390% due 2/15/30                                            310,646
  33,921,535              AAA      Morgan Stanley Capital I, Inc., Series 1998-HF2, Class X, IO,
                                       0.755% due 11/15/30 (c)                                                704,462
   1,284,667              AAA      Mortgage Capital Funding, Inc., Series 1998-MC3, Class A2,
                                       6.337% due 11/18/31                                                  1,334,130
     279,774              AAA      Multi-Family Capital Access One, Inc., Series 1, Class A,
                                       6.650% due 1/15/24                                                     292,989
     548,000              AAA     RAAC Series 2004-SP3 Trust, Series 2004-SP3 Trust, Class AI3,
                                       4.971% due 9/25/34 (c)                                                 539,484
     548,647              AAA      Residential Asset Mortgage Products, Inc., Series 2003-RZ5,
                                       Class A3, 3.800% due 7/25/30 5 Wachovia Bank                           546,430
                                   Commercial Mortgage Trust:
   1,775,000              AAA          Series 2005-C16, Class A4, 4.847% due 10/15/41 (c)                   1,766,609
   1,000,000              AAA          Series 2005-C17, Class A4, 5.083% due 3/15/42 (c)                    1,011,711
                                                                                                         ------------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                       (Cost -- $17,471,467)                                               17,477,323
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

      FACE
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 12.5%
U.S. GOVERNMENT AGENCIES -- 2.7%
                                   Federal Home Loan Bank (FHLB):
   6,120,000                           3.750% due 9/28/06                                                   6,085,355
     740,000                           3.900% due 2/25/08                                                     733,336
                                   Federal Home Loan Mortgage Corp. (FHLMC):
   3,100,000                           4.125% due 11/18/09 (a)                                              3,066,517
   1,985,000                           Series 1, 3.250% due 7/21/06 (a)                                     1,969,170
                                   Federal National Mortgage Association (FNMA):
   1,533,000                           3.000% due 3/2/07                                                    1,506,163
   4,498,000                           6.000% due 5/15/08-5/15/11                                           4,735,493
   7,765,000                           6.625% due 9/15/09-11/15/10                                          8,507,547
   5,955,000                           6.125% due 3/15/12                                                   6,512,412
   1,447,000                           4.625% due 10/15/14 (a)                                              1,455,077
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT AGENCIES                                          34,571,070
                                                                                                         ------------
U.S. GOVERNMENT OBLIGATIONS -- 9.8%
                                   U.S. Treasury Bonds:
     884,000                           10.375% due 11/15/12 (a)                                             1,005,067
  17,909,000                           6.250% due 8/15/23 (a)                                              21,600,636
   4,771,000                           5.375% due 2/15/31 (a)                                               5,422,914

      FACE
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
$  5,412,687                           Inflation Indexed, 3.000% due 7/15/12 (a)                         $  5,835,131
   1,165,000                       U.S. Treasury Notes, 9.875% due 11/15/15                                 1,696,168
                                   U.S. Treasury Notes:
   3,004,000                           5.750% due 11/15/05 (a)                                              3,023,364
   1,178,000                           5.875% due 11/15/05 (a)                                              1,186,007
   2,913,000                           6.875% due 5/15/06 (a)                                               2,981,616
   9,955,000                           7.000% due 7/15/06 (a)                                              10,241,216
   1,719,000                           4.375% due 5/15/07 (a)                                               1,730,954
   3,098,000                           3.250% due 8/15/07 (a)                                               3,053,104
   9,974,000                           3.000% due 11/15/07 (a)                                              9,756,607
   3,161,000                           5.500% due 2/15/08 (a)                                               3,274,230
  28,385,000                           5.625% due 5/15/08 (a)                                              29,558,124
  11,607,000                           4.750% due 11/15/08-5/15/14 (a)                                     11,856,018
   3,720,000                           4.000% due 6/15/09-11/15/12 (a)                                      3,679,826
   1,294,000                           3.875% due 2/15/13 (a)                                               1,266,351
   6,361,000                           4.125% due 5/15/15 (a)                                               6,282,486
   4,359,702                           Inflation Indexed, 4.250% due 1/15/10                                4,831,438
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT OBLIGATIONS                                      128,281,257
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                       (Cost -- $165,075,983)                                             162,852,327
                                                                                                         ------------

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS -- 0.2%
MEXICO -- 0.2%
                                   United Mexican States:
     153,000              BBB          Medium-Term Notes, 8.625% due 2/1/22                                   186,124
                                       Series A:
   1,334,000              BBB              6.625% due 3/3/15                                                1,445,389
     527,000              BBB              7.500% due 4/8/33                                                  604,469
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005


                                   TOTAL SOVEREIGN BONDS
                                       (Cost -- $2,199,910)                                                 2,235,982
                                                                                                         ------------

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 59.5%
CONSUMER DISCRETIONARY -- 6.4%
AUTOMOBILES -- 0.1%
      39,300                       Toyota Motor Corp.                                                       1,487,774
                                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
      48,100                       International Game Technology                                            1,316,016
      99,210                       McDonald's Corp.                                                         3,092,376
                                                                                                         ------------
                                                                                                            4,408,392
                                                                                                         ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
      47,870                       Hasbro, Inc.                                                             1,050,268
     206,230                       Mattel, Inc.                                                             3,846,189
                                                                                                         ------------
                                                                                                            4,896,457
                                                                                                         ------------
MEDIA -- 3.1%
     522,270                       Interpublic Group of Cos., Inc.  (a)*                                    6,528,375
      12,700                       Knight Ridder, Inc.                                                        794,512
     192,940                       Reed Elsevier PLC                                                        1,785,350
     218,640                       Time Warner, Inc.                                                        3,721,253
      43,020                       Tribune Co.                                                              1,570,230
     497,733                       Viacom, Inc., Class B Shares                                            16,669,078
     382,500                       Walt Disney Co.                                                          9,807,300
                                                                                                         ------------
                                                                                                           40,876,098
                                                                                                         ------------

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY  (CONTINUED)
MULTILINE RETAIL -- 0.6%
      71,120                       Family Dollar Stores, Inc.                                            $  1,834,896
     120,970                       Wal-Mart Stores, Inc.                                                    5,969,870
                                                                                                         ------------
                                                                                                            7,804,766
                                                                                                         ------------
SPECIALTY RETAIL -- 1.8%
     155,720                       Circuit City Stores, Inc.                                                2,841,890
     500,170                       Gap, Inc.                                                               10,558,589
      27,120                       Lowe's Cos., Inc.                                                        1,795,886
     160,500                       OfficeMax, Inc.                                                          4,766,850
     161,740                       TJX Cos., Inc.                                                           3,802,508
                                                                                                         ------------
                                                                                                           23,765,723
                                                                                                         ------------
                                   TOTAL CONSUMER DISCRETIONARY                                            83,239,210
                                                                                                         ------------
CONSUMER STAPLES -- 4.1%
BEVERAGES -- 0.8%
      60,400                       Coca-Cola Co.                                                            2,643,104
     240,400                       Diageo PLC                                                               3,324,087
       3,500                       Molson Coors Brewing Co., Class B Shares                                   219,450
      74,840                       PepsiCo, Inc.                                                            4,081,025
                                                                                                         ------------
                                                                                                           10,267,666
                                                                                                         ------------
FOOD PRODUCTS -- 1.3%
     115,550                       Archer-Daniels-Midland Co.                                               2,650,717
      56,030                       General Mills, Inc.                                                      2,655,822
     118,670                       H.J. Heinz Co.                                                           4,364,682
      83,880                       Kellogg Co.                                                              3,800,603
       4,654                       Nestle SA (a)                                                            1,278,214
      88,500                       Sara Lee Corp.                                                           1,763,805
                                                                                                         ------------
                                                                                                           16,513,843
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

HOUSEHOLD PRODUCTS -- 0.4%
      47,700                       Colgate-Palmolive Co.                                                    2,525,238
      53,500                       Kimberly-Clark Corp.                                                     3,411,160
                                                                                                         ------------
                                                                                                            5,936,398
                                                                                                         ------------
PERSONAL PRODUCTS -- 0.5%
     114,840                       Gillette Co.                                                             6,163,463
                                                                                                         ------------
TOBACCO -- 1.1%
     207,530                       Altria Group, Inc.                                                      13,896,209
                                                                                                         ------------
                                   TOTAL CONSUMER STAPLES                                                  52,777,579
                                                                                                         ------------
ENERGY -- 7.5%
ENERGY EQUIPMENT & SERVICES -- 2.3%
      61,220                       BJ Services Co.                                                          3,733,808
      91,950                       Cooper Cameron Corp. *                                                   6,526,611
     219,410                       GlobalSantaFe Corp.                                                      9,871,256
     150,360                       Noble Corp.                                                             10,101,184
                                                                                                         ------------
                                                                                                           30,232,859
                                                                                                         ------------
OIL & GAS -- 5.2%
      14,700                       Amerada Hess Corp.                                                       1,732,542
      22,750                       Apache Corp.                                                             1,556,100
      50,890                       BP PLC, Sponsored ADR                                                    3,352,633
      41,900                       Chevron Corp.                                                            2,430,619
     184,880                       ConocoPhillips                                                          11,571,639
     237,490                       Devon Energy Corp.                                                      13,320,814
      69,590                       EnCana Corp.                                                             2,877,547
      57,720                       EOG Resources, Inc.                                                      3,526,692
     212,286                       Exxon Mobil Corp.                                                       12,471,802
      85,260                       Total SA, Sponsored ADR (a)                                             10,657,500

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
OIL & GAS  (CONTINUED)
      64,150                       Unocal Corp.                                                          $  4,160,128
                                                                                                         ------------
                                                                                                           67,658,016
                                                                                                         ------------
                                   TOTAL ENERGY                                                            97,890,875
                                                                                                         ------------
FINANCIALS -- 14.2%
BANKS -- 5.9%
     627,462                       Bank of America Corp.                                                   27,357,343
     482,060                       Mellon Financial Corp.                                                  14,683,548
     313,680                       PNC Financial Services Group, Inc.                                      17,195,937
     121,560                       SunTrust Banks, Inc.                                                     8,839,843
      15,115                       UBS AG                                                                   1,243,632
      45,860                       Wachovia Corp.                                                           2,310,427
      81,710                       Wells Fargo & Co.                                                        5,012,091
                                                                                                         ------------
                                                                                                           76,642,821
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 5.4%
     149,750                       American Express Co.                                                     8,236,250
       8,800                       Capital One Financial Corp.                                                726,000
      68,400                       Fannie Mae                                                               3,820,824
      40,360                       Franklin Resources, Inc.                                                 3,261,895
      24,350                       Freddie Mac                                                              1,540,868
      68,630                       Genworth Financial, Inc., Class A Shares                                 2,152,237
      72,540                       Goldman Sachs Group, Inc.                                                7,796,599
     599,778                       JPMorgan Chase & Co.                                                    21,076,199
      32,080                       Lehman Brothers Holdings, Inc.                                           3,372,570
      50,310                       MBNA Corp.                                                               1,265,800
     228,700                       Merrill Lynch & Co., Inc.                                               13,442,986
      63,170                       Morgan Stanley                                                           3,351,169
                                                                                                         ------------
                                                                                                           70,043,397
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

INSURANCE -- 2.8%
      58,540                       AFLAC, Inc.                                                              2,640,154
     308,900                       Allstate Corp.                                                          18,923,214
      15,910                       Chubb Corp.                                                              1,413,126
     304,600                       Conseco, Inc. *                                                          6,643,326
      85,910                       Hartford Financial Services Group, Inc.                                  6,921,769
                                                                                                         ------------
                                                                                                           36,541,589
                                                                                                         ------------
THRIFTS & MORTGAGES -- 0.1%
      58,100                       Countrywide Financial Corp.                                              2,091,600
                                                                                                         ------------
                                   TOTAL FINANCIALS                                                       185,319,407
                                                                                                         ------------
HEALTH CARE -- 5.0%
BIOTECHNOLOGY -- 0.4%
      12,000                       Amgen, Inc. *                                                              957,000
     171,090                       MedImmune, Inc. *                                                        4,860,667
                                                                                                         ------------
                                                                                                            5,817,667
                                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
      25,500                       Baxter International, Inc.                                               1,001,385
      35,700                       Boston Scientific Corp. *                                                1,033,515
                                                                                                         ------------
                                                                                                            2,034,900
                                                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
     577,000                     Tenet Healthcare Corp. *                                                   7,004,780
                                                                                                         ------------
PHARMACEUTICALS -- 3.9%
     229,240                       Abbott Laboratories                                                     10,689,461
       9,720                       Eli Lilly and Co.                                                          547,430
     106,630                       Johnson & Johnson                                                        6,820,055
     416,510                       Merck & Co., Inc.                                                       12,936,801
      10,160                       Novartis AG                                                                494,936
      29,660                       Pfizer, Inc.                                                               785,990
       3,720                       Roche Holding AG                                                           506,366

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS  (CONTINUED)
     395,280                       Wyeth                                                                 $ 18,084,060
                                                                                                         ------------
                                                                                                           50,865,099
                                                                                                         ------------
                                   TOTAL HEALTH CARE                                                       65,722,446
                                                                                                         ------------
INDUSTRIALS -- 6.3%
AEROSPACE & DEFENSE -- 1.3%
     121,330                       Lockheed Martin Corp.                                                    7,570,992
      72,880                       Northrop Grumman Corp.                                                   4,041,196
      27,610                       Precision Castparts Corp.                                                2,484,348
      61,470                       United Technologies Corp.                                                3,116,529
                                                                                                         ------------
                                                                                                           17,213,065
                                                                                                         ------------
AIR FREIGHT & LOGISTICS -- 0.0%
      11,180                       CNF, Inc.                                                                  576,776
                                                                                                         ------------
BUILDING PRODUCTS -- 1.1%
     416,270                       Masco Corp.                                                             14,115,716
                                                                                                         ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
     151,600                       Cendant Corp.                                                            3,238,176
                                                                                                         ------------
ELECTRICAL EQUIPMENT -- 0.4%
      23,260                       Cooper Industries Ltd., Class A Shares                                   1,502,131
      32,230                       Emerson Electric Co.                                                     2,120,734
      24,950                       Hubbell, Inc., Class B Shares                                            1,132,730
                                                                                                         ------------
                                                                                                            4,755,595
                                                                                                         ------------
INDUSTRIAL CONGLOMERATES -- 1.7%
      27,540                       3M Co.                                                                   2,065,500

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

     262,160                       General Electric Co.                                                     9,044,520
     342,600                       Tyco International Ltd.                                                 10,439,022
                                                                                                         ------------
                                                                                                           21,549,042
                                                                                                         ------------
MACHINERY -- 1.3%
      67,170                       Deere & Co.                                                              4,939,010
       2,830                       Finning International, Inc. *                                              87,684
      53,140                       Illinois Tool Works, Inc.                                                4,551,441
      15,660                       Ingersoll-Rand Co., Ltd., Class A Shares                                 1,224,142
      14,000                       ITT Industries, Inc.                                                     1,489,600
      18,160                       Sandvik AB                                                                 726,073
      68,580                       SPX Corp.                                                                3,352,190
                                                                                                         ------------
                                                                                                           16,370,140
                                                                                                         ------------
ROAD & RAIL -- 0.2%
      53,380                       Burlington Northern Santa Fe Corp.                                       2,895,865
                                                                                                         ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
      13,140                       W. W. Grainger, Inc.                                                       818,885
                                                                                                         ------------
                                   TOTAL INDUSTRIALS                                                       81,533,260
                                                                                                         ------------
INFORMATION TECHNOLOGY -- 4.9%
COMMUNICATIONS EQUIPMENT -- 1.5%
      57,970                       Cisco Systems, Inc. *                                                    1,110,126
     548,100                       Nokia OYJ, Sponsored ADR                                                 8,742,195
   3,857,080                       Nortel Networks Corp. (a)*                                              10,144,120
                                                                                                         ------------
                                                                                                           19,996,441
                                                                                                         ------------
COMPUTERS & PERIPHERALS -- 0.7%
       2,940                       Hewlett-Packard Co.                                                         72,383
      36,470                       International Business Machines Corp.                                    3,043,786
   1,637,070                       Sun Microsystems, Inc. *                                                 6,286,349
                                                                                                         ------------
                                                                                                            9,402,518
                                                                                                         ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
       4,700                       Samsung Electronics Co., Ltd., GDR (b)                                   1,296,025
                                                                                                         ------------

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY  (CONTINUED)
IT SERVICES -- 0.5%
     251,280                       Accenture Ltd., Class A Shares *                                      $  6,292,051
                                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
      52,090                       Analog Devices, Inc.                                                     2,041,928
                                                                                                         ------------
SOFTWARE -- 1.9%
     478,150                       Compuware Corp. *                                                        4,030,804
     184,210                       Microsoft Corp.                                                          4,717,618
     214,350                       Oracle Corp. *                                                           2,910,873
     622,680                       Symantec Corp. *                                                        13,680,280
                                                                                                         ------------
                                                                                                           25,339,575
                                                                                                         ------------
                                   TOTAL  INFORMATION TECHNOLOGY                                           64,368,538
                                                                                                         ------------
MATERIALS -- 3.7%
CHEMICALS -- 1.7%
       3,430                       Air Liquide SA  (a)                                                        609,476
      78,550                       Air Products & Chemicals, Inc.                                           4,694,148
     113,900                       Dow Chemical Co.                                                         5,461,505
      67,460                       E.I. du Pont de Nemours & Co.                                            2,879,193
      88,150                       PPG Industries, Inc.                                                     5,732,395
      16,380                       Praxair, Inc.                                                              809,008
      19,940                       Syngenta AG                                                              2,083,700
                                                                                                         ------------
                                                                                                           22,269,425
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

CHEMICALS -- 0.9%
       3,100                       Ball Corp.                                                                 117,645
     422,220                       Owens-Illinois, Inc.  *                                                 10,829,943
      91,360                       Smurfit-Stone Container Corp.                                            1,108,197
                                                                                                         ------------
                                                                                                           12,055,785
                                                                                                         ------------
METALS & MINING -- 0.3%
     228,980                       BHP Billiton PLC                                                         3,248,757
                                                                                                         ------------
PAPER & FOREST PRODUCTS -- 0.8%
     165,270                       Bowater, Inc.                                                            5,587,779
      97,840                       International Paper Co.                                                  3,091,744
      80,600                       MeadWestvaco Corp.                                                       2,355,132
                                                                                                         ------------
                                                                                                           11,034,655
                                                                                                         ------------
                                   TOTAL MATERIALS                                                         48,608,622
                                                                                                         ------------
TELECOMMUNICATION SERVICES -- 4.7%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.1%
     145,584                       SBC Communications, Inc.                                                 3,559,529
   1,132,640                       Sprint Corp.                                                            30,468,016
     579,974                       Verizon Communications, Inc.                                            19,852,510
                                                                                                         ------------
                                                                                                           53,880,055
                                                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
     271,494                       Vodafone Group PLC, Sponsored ADR (a)                                    7,012,690
                                                                                                         ------------
                                   TOTAL TELECOMMUNICATION SERVICES                                        60,892,745
                                                                                                         ------------
UTILITIES -- 2.7%
ELECTRIC UTILITIES -- 2.1%
      33,800                       Southern Co.                                                             1,182,662
   1,529,050                       Calpine Corp.  (a)*                                                      5,076,446
      97,790                       Dominion Resources, Inc.                                                 7,222,769
      68,530                       Entergy Corp.                                                            5,341,228
      59,640                       Exelon Corp.                                                             3,191,933
       9,990                       FPL Group, Inc.                                                            430,769
      62,450                       PPL Corp.                                                                3,845,671
      10,240                       Public Service Enterprise Group, Inc.                                      658,432
                                                                                                         ------------
                                                                                                           26,949,910
                                                                                                         ------------

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
UTILITIES  (CONTINUED)
GAS UTILITIES -- 0.1%
      52,220                       AGL Resources, Inc.                                                   $  2,007,859
                                                                                                        -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
      16,580                       TXU Corp.                                                                1,436,491
                                                                                                        -------------
MULTI-UTILITIES -- 0.2%
      48,800                       Sempra Energy                                                            2,074,000
                                                                                                        -------------
WATER UTILITIES -- 0.2%
     137,820                       Nalco Holding Co. *                                                      2,956,239
                                                                                                        -------------
                                   TOTAL UTILITIES                                                         35,424,499
                                                                                                        -------------
                                   TOTAL COMMON STOCKS
                                       (Cost -- $675,751,970)                                             775,777,181
                                                                                                        -------------
                                   TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS
                                       (Cost -- $1,165,792,301)
1,269,508,247

-------------

       PAR
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.2%
COMMERCIAL PAPER -- 2.5%
$ 32,289,000                       Preferred Stock Receivables Funding, due 8/1/05                         32,289,000
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS TOTAL RETURN PORTFOLIO

July 31, 2005

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL  -- 14.7%
 192,254,792                       State Street Navigator Securities Lending Trust Prime
                                       Portfolio                                                          192,254,792
                                                                                                     ----------------
                                   TOTAL SHORT-TERM INVESTMENTS
                                       (Cost -- $224,543,792)                                             224,543,792
                                                                                                     ----------------
                                   TOTAL INVESTMENTS -- 114.6% (Cost -- $1,390,336,093#)                1,494,052,039
                                                                                                     ----------------
                                   LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.6)%                      (189,904,832)
                                                                                                     ----------------
                                   TOTAL NET ASSETS -- 100.0%                                        $  1,304,147,207
                                                                                                     ================

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
++ All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a)  All or a portion of this security is on loan.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c) Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)  Security is currently in default.
(e) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(f)  Rating by Moody's Investors Service, Inc.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt
     AIG - American International Guaranty
     FHLB - Federal Home Loan Bank
     FHLMC - Federal Home Loan Mortgage Corporation
     FNMA - Federal National Mortgage Association
     GDR - Global Depository Receipt
     GNMA - Government National Mortgage Association
     IO - Interest Only MTN - Medium-Term Note
     Term - Term Loan

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 48.8%
AEROSPACE/DEFENSE  -- 0.3%
$    400,000               BB+     L-3 Communications Corp., 6.125% due 1/15/14                          $    407,000
      50,000               B       Titan Corp., 8.000% due 5/15/11                                             55,250
                                                                                                         ------------
                                   TOTAL AEROSPACE/DEFENSE                                                    462,250
                                                                                                         ------------
AIRLINES -- 0.6%
                                   AMR Corp.:
     160,000              CCC         9.000% due 8/1/12 (a)                                                   128,800
     400,000              CCC         9.800% due 10/1/21 (a)                                                  274,000
     180,000              CCC+     Calair LLC/Calair Capital Corp., 8.125% due 4/1/08                         145,125
     360,000               B       Continental Airlines, Inc., Pass-Through Certificates, Series
                                    D, 7.568% due 12/1/06                                                     331,378
                                   Northwest Airlines, Inc.:
      25,000              CCC-        8.700% due 3/15/07                                                       13,000
     120,000              CCC-        9.875% due 3/15/07                                                       64,200
     109,000             Wr(b)     United Airlines, Inc., 9.125% due 1/15/12 (c)                               17,985
                                                                                                         ------------
                                   TOTAL AIRLINES                                                             974,488
                                                                                                         ------------
AUTO PARTS & EQUIPMENT -- 0.3%
     140,000               B       Ashtead Holdings PLC, 8.625% due 8/1/15 (d)                                145,600
     345,000               B+      Comml. Vehicle Group Inc., 8.000% due 7/1/13 (d)                           362,250
                                                                                                         ------------
                                   TOTAL AUTO PARTS & EQUIPMENT                                               507,850
                                                                                                         ------------
AUTOMOTIVE -- 1.7%
   1,190,000               B-      Delphi Corp., 6.550% due 6/15/06 (a)                                     1,173,637
      45,000               BB+     Lear Corp., 8.125% due 4/1/08                                               58,947
     575,000               BB-     Navistar International Corp., 7.500% due 6/15/11 (a)                       596,563
     900,000               B-      Tenneco Automotive, Inc., 8.625% due 11/15/14 (a)                          945,000
                                                                                                         ------------
                                   TOTAL AUTOMOTIVE                                                         2,774,147
                                                                                                         ------------
BEVERAGES -- 1.2%
     475,000               B       Argentine Beverages Financial, 7.375% due 3/22/12 (d)(e)                   484,500
     590,000               B-      Central European Distribution Corp., 8.000% due 7/25/12 (d)                743,341
     600,000              BBB-     CIA Brasileira de Bebidas, 8.750% due 9/15/13                              709,500
                                                                                                         ------------
                                   TOTAL BEVERAGES                                                          1,937,341
                                                                                                         ------------
BUILDING MATERIALS -- 1.8%
   1,105,000               BB      Asia Aluminum Holdings Ltd., 8.000% due 12/23/11 (d)                     1,105,000
     520,000               BB-     Caue Fin. Ltd., 8.875% due 8/1/15 (d)                                      533,000
     660,000               B-      HydroChem Industrial Services, Inc., 9.250% due 2/15/13 (d)                623,700
     148,000             Wr(b)     Owens Corning, 7.500%  due 5/1/05 - 8/1/18 (c)                             110,575
     146,000               BB-     Texas Industries, Inc., 7.250% due 7/15/13 (d)                             154,760
     500,000                B-     U.S. Concrete, Inc., 8.375% due 4/1/14                                     482,500
                                                                                                         ------------
                                   TOTAL BUILDING MATERIALS                                                 3,009,535
                                                                                                         ------------
CHEMICALS -- 2.4%
     150,000               B+      Acetex Corp., 10.875% due 8/1/09                                           159,000
     235,000              CCC+     Aventine Renewable Energy Holdings, Inc., 9.410% due 12/15/11 (d)(f)       231,475
     665,000               B-      Basell Finance Co. BV, 8.100% due 3/15/27 (d)                              648,872
     781,000               B-      Crystal U.S. Holdings 3 LLC, Series B, 0.000% /10.50% due 10/1/14 (g)      566,225
     338,000              BB-      Hercules, Inc., 11.125% due 11/15/07                                       383,630
      50,000               B       Huntsman Advanced Materials LLC, 11.000% due 7/15/10                        57,125
     205,000              BB-      ISP Chemco, Inc., Series B, 10.250% due 7/1/11                             223,962
      35,000               B+      ISP Holdings, Inc., Series B, 10.625% due 12/15/09                          37,537
      30,000              BB-      Lyondell Chemical Co., 9.500% due 12/15/08                                  31,988
      30,000              BB-      Millennium America, Inc., 9.250% due 6/15/08                                32,850
     229,000               B-      OM Group, Inc., 9.250% due 12/15/11                                        234,725
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
$    500,000               B+      Resolution Performance Products LLC, 8.000% due 12/15/09              $    523,125
                                   Rhodia SA:
     500,000              CCC+         8.000% due 6/1/10                                                      604,934
     120,000              CCC+         9.250% due 6/1/11                                                      145,184
      27,275                       Sterling Chemicals, Inc., 10.000% due 12/19/07 (h)                          27,139
                                                                                                         ------------
                                   TOTAL CHEMICALS                                                          3,907,771
                                                                                                         ------------
COMMERCIAL SERVICES -- 1.2%
     625,000               B       Dollar Financial Group, 9.750% due 11/15/11                                651,563
     595,000              CCC+     Rural/Metro Corp., 9.875% due 3/15/15 (d)                                  597,975
     755,000               B+      United Rentals North America, Inc., 7.750% due 11/15/13 (a)                739,900
                                                                                                         ------------
                                   TOTAL COMMERCIAL SERVICES                                                1,989,438
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.0%
      20,000              BB-      Arch Western Financial LLC, 6.750% due 7/1/13                               20,650
     455,000               B+      ATF Bank, 9.250% due 4/12/12 (d)(e)                                        470,472
     650,000              BBB-     Bombardier Capital, Inc., Series AI, 7.090% due 3/30/07                    660,562
     625,000               B+      E*Trade Financial Corp., 8.000% due 6/15/11                                667,187
     890,000              BB+      Ford Motor Credit Co., 5.700% due 1/15/10 (a)                              839,579
   1,010,000              BBB-     Glencore Funding LLC, 6.000% due 4/15/14 (d)                               969,484
     500,000               B+      Halyk Savings Bank of Kazakhstan, 8.125% due 10/7/09 (d)                   528,750
     536,953              BBB      Power Receivables Finance LLC, 6.290% due 1/1/12 (d)                       551,817
   1,010,000               B       Refco Finance Holdings LLC, 9.000% due 8/1/12                            1,095,850
     775,000               A       SLM Corp., Medium-Term Notes, 4.000% due 7/25/14 (f)                       764,840
                                                                                                         ------------
                                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                     6,569,191
                                                                                                         ------------
ELECTRONICS -- 0.2%
     135,000             B3(b)     Digicel Ltd., 9.250% due 9/1/12 (d)                                        139,387
     120,000              BB-      Legrand Holding SA, 10.500% due 2/15/13                                    138,600
      20,000              BB-      Legrand SA, 8.500% due 2/15/25                                              24,200
      24,616              CCC+     Telex Communications Intermediate Holdings, Inc., zero coupon
                                    bond to yield 12.00% due 1/15/09 (f)(i)                                    16,124
                                                                                                         ------------
                                   TOTAL ELECTRONICS                                                          318,311
                                                                                                         ------------
ENERGY -- 0.7%
   1,035,000               B+      Holly Energy Partners LP, 6.250% due 3/1/15 (d)                          1,035,000
                                   Williams Cos., Inc.:
      50,000               B+         6.500% due 12/1/08                                                       50,190
      40,000               B+         Series A, 6.750% due 1/15/06 (f)                                         40,550
                                                                                                         ------------
                                   TOTAL ENERGY                                                             1,125,740
                                                                                                         ------------
ENGINEERING & CONSTRUCTION -- 0.7%
     925,000              CCC+     J. Ray McDermott SA, 11.500% due 12/15/13 (d)                            1,063,750
                                                                                                         ------------
ENTERTAINMENT -- 0.6%
      65,000              BB+      Capitol Records, Inc., 8.375% due 8/15/09 (d)                               70,688
     800,000               B+      Corp. Interamericana de Entretenimiento S.A., 8.875% due                   793,200
                                    6/14/15 (d)
      20,000              BB+      EMI Group PLC, 9.750% due 5/20/08                                           38,681
                                                                                                         ------------
                                   TOTAL ENTERTAINMENT                                                        902,569
                                                                                                         ------------
ENVIRONMENTAL CONTROL -- 0.3%
     475,000               B       Clean Harbors, Inc., 11.250% due 7/15/12 (d)                               529,625
                                                                                                         ------------
FOOD  -- 0.7%
   1,000,000                B      Burns Philp Capital Pty Ltd., Series B, 9.750% due 7/15/12               1,095,000
     120,000              CCC+     Doane Pet Care Co., 9.750% due 5/15/07 (a)                                 118,800
      10,000              CCC      Eagle Family Foods, Inc., Series B, 8.750% due 1/15/08                       8,250
                                                                                                         ------------
                                   TOTAL FOOD                                                               1,222,050
                                                                                                         ------------
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FOREST PRODUCTS & PAPER -- 1.2%
$   1,000                 BB-      Abitibi Consolidated, Inc., 7.875% due 8/1/09                         $      1,020
  950,000                  BB      Bowater, Inc., 6.500% due 6/15/13 (a)                                      942,875
   10,000                 BBB-     Louisiana-Pacific Corp., 8.875% due 8/15/10                                 11,243
  490,000                  B       Mercer International, Inc., 9.250% due 2/15/13                             412,825
  500,000                 BB-      Sino-Forest Corp., 9.125% due 8/17/11 (d)                                  546,250
   20,000                  B       Tembec Industries, Inc., 7.750% due 3/15/12 (a)                             15,450
                                                                                                         ------------
                                   TOTAL FOREST PRODUCTS & PAPER                                            1,929,663
                                                                                                         ------------
GAS -- 0.0%
      65,000              BB-      SEMCO Energy, Inc., 7.750% due 5/15/13                                      68,068
                                                                                                         ------------
HEALTHCARE -- 0.7%
     620,000               BB      Mayne Group Ltd., 5.875% due 12/1/11 (d)                                   632,400
     580,000              CCC+     Warner Chilcott Corp., 8.750% due 2/1/15 (d)                               575,650
                                                                                                         ------------
                                   TOTAL HEALTHCARE                                                         1,208,050
                                                                                                         ------------
HEALTHCARE-PRODUCT -- 0.3%
     500,000              BBB      Bausch & Lomb, Inc., 7.125% due 8/1/28                                     531,141
                                                                                                         ------------
HEALTHCARE-SERVICES -- 0.2%
                                   HCA, Inc.:
      10,000              BB+         7.190% due 11/15/15                                                      10,688
      50,000              BB+         8.360% due 4/15/24                                                       55,744
      50,000              BB+         7.690% due 6/15/25                                                       53,227
     135,000              CCC+     Inverness Medical Innovations, 8.750% due 2/15/12                          131,625
     330,000              C(b)     Multicare Cos., Inc., 9.000% due 8/1/07 (c)(i)(j)                            2,310
                                                                                                         ------------
                                   TOTAL HEALTHCARE-SERVICES                                                  253,594
                                                                                                         ------------
HOLDING COMPANIES-DIVERSIFIED -- 1.6%
   1,450,000              BB+      Noble Group Ltd., 6.625% due 3/17/15 (d)                                 1,343,020
   1,000,000              BB-      Stena AB, 7.000% due 12/1/16                                               961,250
     300,000              BB-      Stewart Enterprises, 6.250% due 2/15/13 (d)                                295,125
                                                                                                         ------------
                                   TOTAL HOLDING COMPANIES-DIVERSIFIED                                      2,599,395
                                                                                                         ------------
HOME BUILDERS -- 1.6%
      85,000               BB      Beazer Homes USA, Inc., 8.625% due 5/15/11                                  90,950
     910,000               B       Builders FirstSource, Inc., 7.518% due 2/15/12 (d)(f)                      923,650
      30,000               B+      K. Hovnanian Enterprises, Inc., 7.750% due 5/15/13 (a)                      31,950
     540,000              BB-      Meritage Homes Corp., 6.250% due 3/15/15                                   523,800
      66,000              BB-      Schuler Homes, Inc., 10.500% due 7/15/11 (a)                                72,765
                                   Technical Olympic USA, Inc.:
      20,000               B+         9.000% due 7/1/10                                                        20,800
      20,000               B-         10.375% due 7/1/12                                                       21,400
   1,065,000               B+      WCI Communities Inc., 6.625% due 3/15/15 (a)                               995,775
                                                                                                         ------------
                                   TOTAL HOME BUILDERS                                                      2,681,090
                                                                                                         ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
      25,000               B-      Invensys PLC, 6.500% due 1/15/10 (d)                                        22,125
     750,000              CCC+     Park-Ohio Industries, Inc., 8.375% due 11/15/14 (d)                        708,750
                                                                                                         ------------
                                   TOTAL INDUSTRIAL CONGLOMERATES                                             730,875
                                                                                                         ------------
INSURANCE -- 3.6%
   1,000,000               BB      Allmerica Financial Corp., 7.625% due 10/15/25                           1,080,488
                                   Conseco, Inc.:
      80,000                          7.620% due 8/9/06 (c)                                                         0
      40,000                          9.500% due 10/15/06 (c)                                                       0
     760,000              BBB-     Kingsway America, Inc., 7.500% due 2/1/14                                  790,671
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
INSURANCE (CONTINUED)
$    540,000              BBB-     Odyssey Re Holdings Corp., 7.650% due 11/1/13                         $    577,120
     850,000               BB      Ohio Casualty Corp., 7.300% due 6/15/14                                    915,055
     955,000              BBB      Platinum Underwriters Fin. Inc., 7.500% due 6/1/17 (d)                     961,150
   1,000,000               B-      Presidential Life Corp., 7.875% due 2/15/09                              1,025,000
     500,000              BB+      Provident Cos., Inc., 7.000% due 7/15/18                                   496,660
                                                                                                         ------------
                                   TOTAL INSURANCE                                                          5,846,144
                                                                                                         ------------
INTERNET -- 0.8%
     714,000               BB+     Anixter Inc., Co. Guaranteed, 5.950% due 3/1/15                            700,559
      23,802                       Globix Corp., 11.000% due 5/1/08 (h)                                        22,731
     615,000               BB      Hanarotelecom, Inc., 7.000% due 2/1/12 (d)                                 619,320
     138,403                       Verado Holdings, Inc., 13.000% due 4/15/08 (c)(i)(j)                             0
                                                                                                         ------------
                                   TOTAL INTERNET                                                           1,342,610
                                                                                                         ------------
IRON-STEEL -- 0.7%
     125,000              BB-      CSN Islands IX Corp., 10.000% due 1/15/15 (a)(d)                           133,750
     571,000               BB      Intl. Steel Group Inc., 6.500% due 4/15/14                                 571,000
     250,000              BBB+     Ispat Inland ULC, 10.254% due 4/1/10 (f)                                   267,500
     155,000               BB      Steel Dynamics, Inc., 9.500% due 3/15/09                                   166,237
                                   Wheeling-Pittsburgh Corp.:
       4,420                          6.000% due 8/1/10                                                         3,558
       8,360                          5.000% due 8/1/11                                                         6,730
                                                                                                         ------------
                                   TOTAL IRON-STEEL                                                         1,148,775
                                                                                                         ------------
LODGING -- 0.4%
     200,000               B-      Trump Entertainment Resorts Inc., 8.500% due 6/1/15                        204,000
     400,000               B+      Turning Stone Casino Resort Enterprise, 9.125% due 12/15/10(d)             426,000
                                                                                                         ------------
                                   TOTAL LODGING                                                              630,000
                                                                                                         ------------
MACHINERY-DIVERSIFIED -- 1.4%
     100,000               B-      Dresser-Rand Group, Inc., 7.375% due 11/1/14 (d)                           104,750
      20,000               B       Flowserve Finance BV, 12.250% due 8/15/10                                   25,956
     400,000               B       Gardner Denver, 8.000% due 5/1/13 (d)                                      424,000
      15,000               B       Manitowoc Co., Inc., 10.375% due 5/15/11 (j)                                20,013
     981,614                       Ormat Funding Corp., 8.250% due 12/30/20                                   996,338
     650,000               B+      Sun Sage BV, 8.250% due 3/26/09 (d)                                        698,750
                                                                                                         ------------
                                   TOTAL MACHINERY-DIVERSIFIED                                              2,269,807
                                                                                                         ------------
MEDIA -- 0.6%
         879               B-      CanWest Media, Inc., 8.000% due 9/15/12                                        937
      47,000              BB-      CSC Holdings, Inc., Senior Notes, 7.875% due 12/15/07                       48,822
                                   Kabel Deutschland GMBH:
     450,000               B          10.625% due 7/1/14 (d)                                                  499,500
     250,000               B-         10.750% due 7/1/14 (d)                                                  352,499
      80,000               B       Lamar Media Corp., 7.250% due 1/1/13                                        85,400
      20,000                       Pegasus Communications Corp., 9.750% due 12/1/06 (c)                         5,325
      20,000               B+      Rogers Cablesystems Ltd., 11.000% due 12/1/15                               21,600
                                                                                                         ------------
                                   TOTAL MEDIA                                                              1,014,083
                                                                                                         ------------
METAL FABRICATE/HARDWARE -- 0.3%
     430,000               B+      Freeport-Mcmoran C & G, 6.875% due 2/1/14                                  423,550
                                                                                                         ------------
MINING -- 2.1%
                                   Compass Minerals International, Inc., Series B:
      60,000               B+         0.000%/12.75%  due 12/15/12 (g)                                          52,800
      90,000               B-         0.000%/12.00%  due 6/1/13 (g)                                            75,600
       8,491                       Doe Run Resources Corp., Series AI, 11.750% due 11/1/08 (h)                  6,835
     810,000              BBB-     Indocoal Exports Cayman Ltd, 7.134% due 7/6/12 (d)(e)                      804,600
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MINING (CONTINUED)
$    400,000                B      Novelis, Inc., 7.250% due 2/15/15 (d)                                 $    411,000
   1,100,000             Baa3(b)   Vale Overseas Ltd., 8.250% due 1/17/34                                   1,240,250
     840,000              BB+      Vedanta Resources PLC, 6.625% due 2/22/10 (d)                              829,903
                                                                                                         ------------
                                   TOTAL MINING                                                             3,420,988
                                                                                                         ------------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
                                   Xerox Corp.:
     100,000              BB-         9.750% due 1/15/09                                                      113,000
      35,000              BB-         9.750% due 1/15/09                                                       50,411
     245,000              BB-         7.125% due 6/15/10                                                      259,700
                                                                                                         ------------
                                   TOTAL OFFICE/BUSINESS EQUIPMENT                                            423,111
                                                                                                         ------------
OIL & GAS -- 3.0%
     560,000               B-      Clayton Williams Energy Inc., 7.750% due 8/1/13 (d)                        561,400
     365,000               B       Comstock Resources, Inc., 6.875% due 3/1/12                                372,300
      95,000               B-      Delta Petroleum Corp., 7.000% due 4/1/15 (d)                                91,675
     712,880              BBB-     FPL Energy American Wind LLC, 6.639% due 6/20/23 (d)                       761,999
     800,000              BBB-     Gazprom International SA, 7.201% due 2/1/20 (d)                            861,000
      39,000               B-      Parker Drilling Co., Series B, 10.125% due 11/15/09 (a)                     41,047
     750,000              CCC+     Petroquest Energy Inc., 10.375% due 5/15/12 (d)                            763,125
      17,000              BBB-     Pioneer Natural Resources Co., 6.500% due 1/15/08                           17,606
      60,000            Caa1(b)     Seven Seas Petroleum, Inc., Series B, 12.500% due 5/15/05
                                    (c)(i)(j)                                                                       0
                                   Stone Energy Corp.:
      80,000               B+         8.250% due 12/15/11                                                      85,000
     600,000               B+         6.750% due 12/15/14                                                     597,000
     800,000              BBB-     TengizChevroil Finance Co., 6.124% due 11/15/14 (d)                        815,000
      80,000                       XCL Ltd., 13.500% due 5/1/04 (c)(d)(i)(j)                                        0
                                                                                                         ------------
                                   TOTAL OIL & GAS                                                          4,967,152
                                                                                                         ------------
OIL & GAS SERVICES -- 0.8%
   9,825,000                       Aker Kvaerner ASA, 18.695% /5.00% due 10/30/11                           1,295,654
      30,000              BBB-     XTO Energy, Inc., 6.250% due 4/15/13                                        32,112
                                                                                                         ------------
                                   TOTAL OIL & GAS SERVICES                                                 1,327,766
                                                                                                         ------------
PACKAGING & CONTAINERS -- 0.7%
                                   Crown European Holdings SA:
     200,000               B+         9.500% due 3/1/11                                                       221,000
     300,000               B+         10.250% due 3/1/11                                                      414,357
      30,000               B          10.875% due 3/1/13                                                       35,325
     480,000              CCC+     Graham Packaging Co., Inc., 9.875% due 10/15/14 (a)(d)                     496,800
                                                                                                         ------------
                                   TOTAL PACKAGING & CONTAINERS                                             1,167,482
                                                                                                         ------------
REAL ESTATE INVESTMENT TRUST -- 1.6%
     470,000               B+      B.F. Saul, REIT,, 7.500% due 3/1/14                                        488,800
     990,000               B+      Host Marriott LP, 6.375% due 3/15/15                                       985,050
     775,000               B+      Trustreet Properties, Inc., 7.500% due 4/1/15 (d)                          800,188
     350,000               BB      Ventas Realty LP/Ventas Capital Corp., 7.125% due 6/1/15 (d)               371,875
                                                                                                         ------------
                                   TOTAL REAL ESTATE INVESTMENT TRUST                                       2,645,913
                                                                                                         ------------
RETAIL -- 1.2%
     350,000               B       Asbury Automotive Group, 8.000% due 3/15/14                                350,000
     477,000              BB-      Brown Shoe Co., Inc., 8.750% due 5/1/12                                    512,775
                                   Duane Reade, Inc.:
     325,000              CCC+        7.910% due 12/15/10 (d)(f)                                              318,500
     440,000              CCC+        9.750% due 8/1/11 (a)                                                   345,400
      86,000               B-      Pep Boys-Manny, Moe & Jack, 7.500% due 12/15/14 (a)                         79,120
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
RETAIL (CONTINUED)
$    350,000               B-      Toys "R" Us, Inc., 7.375% due 10/15/18 (a)                            $    284,375
                                                                                                         ------------
                                   TOTAL RETAIL                                                             1,890,170
                                                                                                         ------------
SAVINGS & LOANS -- 1.3%
   1,000,000               B-      Baytex Energy Ltd., 9.625% due 7/15/10                                   1,055,000
     150,000               B+      Crescent Real Estate Equities LP, 9.250% due 4/15/09                       160,500
     200,000              BBB      Pemex Project Funding Master Trust, 7.375% due 12/15/14                    221,500
     600,000              BB-      Turanalem Finance BV, 8.500% due 2/10/15 (d)                               619,500
      90,000               BB-     Western Financial Bank, 9.625% due 5/15/12                                  98,100
                                                                                                         ------------
                                   TOTAL SAVINGS & LOANS                                                    2,154,600
                                                                                                         ------------
SOFTWARE -- 0.2%
     225,000                       Riverdeep Group Ltd., 9.250% due 4/15/11 (d)                               298,146
                                                                                                         ------------
TELECOMMUNICATIONS -- 3.0%
      90,000              CCC+     Alamosa Delaware, Inc., 11.000% due 7/31/10 (a)                            103,050
     181,592                       COLO.COM, Inc., 13.875% due 3/15/10 (c)(d)(i)(j)                                 0
      15,000               B-      Colt Telecom Group PLC, 7.625% due 12/15/09                                 18,148
     700,000              BBB-     Corning, Inc., 5.900% due 3/15/14 (a)                                      718,416
     500,000               B+      GCI, Inc., 7.250% due 2/15/14                                              490,000
     295,000              BB-      Innova S de RL, 9.375% due 9/19/13                                         334,825
      15,000               B       Insight Midwest LP/Insight Capital, Inc., 9.750% due 10/1/09                15,581
     810,000               B       Intelsat Ltd./Zeus Special, 0.000% /9.250% due 2/1/15 (d)(g)               560,925
                                   MCI, Inc.:
      19,000               B+         6.908% due 5/1/07                                                        19,285
      19,000               B+         7.688% due 5/1/09                                                        19,855
      16,000               B+         8.735% due 5/1/14                                                        18,040
     360,000              BB-      Mobile TeleSystems, 8.375% due 10/14/10 (d)                                378,450
     570,000               B-      NTL Cable PLC, 8.750% due 4/15/14                                          739,748
     700,000               BB      Rogers Wireless, Inc., 7.625% due 12/15/11                                 620,338
     450,000             Baa3(b)   Tele Norte Celular Participacoes SA, 8.000% due 12/18/13                   466,312
     350,000              CCC      UbiquiTel Operating Co., 9.875% due 3/1/11                                 392,438
                                                                                                         ------------
                                   TOTAL TELECOMMUNICATIONS                                                 4,895,411
                                                                                                         ------------
TEXTILES -- 0.5%
     735,000               B+      INVISTA, 9.250% due 5/1/12 (d)                                             813,094
                                                                                                         ------------
TRANSPORTATION -- 2.2%
     525,000              CCC+     Atlantic Express Transportation Corp., 12.250% due 4/15/08
                                    (d)(k)                                                                    507,281
     385,000               B-      Goodyear Tire & Rubber Co.,The, 9.000% due 7/1/15 (a)(d)                   394,625
     860,000               B+      Greenbrier Cos. Inc., 8.375% due 5/15/15 (d)                               900,850
     330,000               B+      Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%
                                    due 5/1/12 (d)                                                            354,750
   1,000,000               B       Ship Finance International Ltd., 8.500% due 12/15/13                       962,500
     400,000               B-      Trailer Bridge Inc., 9.250% due 11/15/11                                   404,500
                                                                                                         ------------
                                   TOTAL TRANSPORTATION                                                     3,524,506
                                                                                                         ------------
UTILITIES -- 1.4%
       7,000               B-      AES Corp., 8.750% due 6/15/08                                                7,560
     217,750              BB-      FPL Energy Wind Funding LLC, 6.876% due 6/27/17 (d)                        223,738
     650,000              BBB-     Kiowa Power Partners LLC, Series B, 5.737% due 3/30/21 (d)                 646,536
      30,000              CCC+     Mission Energy Holding Co., 13.500% due 7/15/08                             36,000
     600,000              BB-      MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
                                    7.375% due 9/1/10                                                         627,000
          20              BB+      Northeast Utilities, Series A, 8.580% due 12/1/06                               20
     525,000              B+       Reliant Energy, Inc., 6.750% due 12/15/14                                  519,750
       5,000               BB      Sierra Pacific Power Co., General and Refunding Mortgage
                                    Bonds, Series A, 8.000% due 6/1/08                                          5,375
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
$     20,000              BBB      Southern California Edison Co., 6.375% due 1/15/06                    $     20,182
      99,337               B-      Tiverton Power Associates LP/Rumford Power Associates LP,
                                    Pass-Through Certificate, 9.000% due 7/15/18 (d)                           80,960
     110,000               BB-     Westar Energy, Inc., 7.125% due 8/1/09                                     117,789
                                                                                                         ------------
                                   TOTAL UTILITIES                                                          2,284,910
                                                                                                         ------------
                                   TOTAL CORPORATE BONDS & NOTES
                                      (Cost -- $77,938,243)                                                79,784,150
                                                                                                         ------------
CONVERTIBLE BONDS & NOTES -- 0.0%
INTERNET -- 0.0%
     440,000                       Cybernet Internet Services International, Inc., 13.000% due
                                    8/15/09 (c)(d)(i)(j)                                                            0
                                                                                                         ------------
TELECOMMUNICATIONS -- 0.0%
      10,000               B+      Rogers Communications, Inc., 2.000% due 11/26/05                            12,738
                                                                                                         ------------
                                   TOTAL CONVERTIBLE BONDS & NOTES
                                      (Cost -- $449,873)                                                       12,738
                                                                                                         ------------
ASSET-BACKED SECURITIES -- 4.2%
                                   Ameriquest Mortgage Securities, Inc.:
      59,000              BBB-        Series 2002-4, Class M4, 7.210% due 2/25/33 (f)                          59,448
      61,000              BBB-        Series 2003-1, Class M4, 6.540% due 2/25/33 (f)                          61,665
      61,000              BBB-        Series 2003-2, Class M4, 6.540% due 3/25/33 (f)                          62,007
      25,000              BBB         Series 2003-AR3, Class M5, 7.210% due 10/25/33 (f)                       25,695
                                   Asset Backed Funding Corp.:
      66,000              BBB         Mortgage Loan Asset-Backed Certificate, Series 2003-WF1,
                                       Class M3, 6.510% due 12/25/32 (f)                                       68,378
      25,000              BBB-        Mortgage Loan Asset-Backed Certificate, Series 2003-WF1,
                                       Class M4, 6.710% due 12/25/32 (f)                                       25,053
                                   Asset Backed Securities Corp.:
      56,000              BBB-        Home Equity Loan Trust, Series 2003-HE1, Class  M4,
                                       7.888% due 1/15/33 (f)                                                  55,294
     123,000              BBB         Home Equity Loan Trust, Series 2003-HE2, Class M4, 7.238%
                                       due 4/15/33 (f)                                                        124,814
   2,593,000              BBB-        Home Equity Loan Trust, Series 2003-HE3, Class M5, 7.388%
                                       due 6/15/33 (f)                                                      2,622,955
     334,000              BBB      Bank One Issuance Trust, Series 2002-C1, Class C1, 4.348% due
                                    12/15/09 (f)                                                              337,786
      50,000              BBB-     CDC Mortgage Capital Trust, Series 2003-HE2, Class B3, 7.210%                8,974
                                       due 10/25/33 (f) 4 Conseco Finance
                                   Securitizations Corp.:
      22,810              CCC          Series 2000-2, Class A4, 8.480% due 12/1/30                             23,361
     220,000              CCC-         Series 2000-6, Class M2, 8.200% due 9/1/32 (j)                          13,062
       5,000               B-          Series 2001-3, Class A4, 6.910% due 5/1/33                               4,744
       4,000               B-          Series 2001-4, Class A4, 7.360% due 9/1/33                               4,161
     196,000               CC          Series 2001-4, Class B1, 9.400% due 9/1/33 (j)                          27,379
     344,414              BB+          Series 2002-1, Class A, 6.681% due 12/1/33                             353,612
     250,000              BBB-     Consumer Credit Reference Index Securities Program, Series
                                    2002-1A, Class A, 5.444% due 3/22/07 (d)(f)                               253,887
     188,000              CCC      Green Tree Financial Corp., Series 1999-5, Class A5, 7.860%
                                    due 3/1/30                                                                172,503
      19,429                D      Green Tree Home Improvement Loan Trust, Series 1995-F, Class
                                    B2, 7.100% due 1/15/21                                                     19,168
     301,875              BB       Greenpoint Manufactured Housing, Series 2000-3, Class IA,
                                    8.450% due 6/20/31                                                        284,012
      50,000             Baa3(b)   GSAMP Trust, Series 2003-FM1, Class B3, 7.930% due 3/20/33 (f)              49,534
       4,921              BBB      Home Equity Asset Trust, Series 2002-5N, Class A, 8.000% due
                                    6/27/33 (d)(e)                                                              4,921
     215,000              BBB-     LNR CDO Ltd., Series 2002-1A, Class FFL, 6.210% due 7/24/37
                                    (d)(f)                                                                    209,356
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
$    250,000              BB+      Madison Avenue Manufactured Housing Contract Trust, Series
                                    2002-A, Class B1, 6.710% due 3/25/32 (f)                             $    114,184
      50,000              BBB-     MASTR Asset Backed Securities Trust, Series 2003-OPT1, Class
                                    MV5, 6.960% due 12/25/32 (f)                                               50,356
     104,000              AA       Merrill Lynch Mortgage Investors, Inc., Series 2003-WMC1,
                                    Class B2, 6.460% due 11/25/33 (f)                                         103,464
      86,101              BBB      Mid-State Trust, Series 10, Class B, 7.540% due 2/15/36                     80,648
      54,000              BBB-     Morgan Stanley ABS Capital I, Inc., Series 2002-NC6, Class
                                    B2, 7.210% due 11/25/32 (f)                                                53,318
                                   Morgan Stanley Dean Witter Capital I, Inc.:
      11,430              BBB-        Series 2001-AM1, Class B1, 5.660% due 2/25/32 (f)                        11,483
      29,197              BBB-        Series 2001-NC3, Class B1, 5.910% due 10/25/31 (f)                       29,229
      82,806              BBB-        Series 2001-NC4, Class B1, 5.960% due 1/25/32 (f)                        82,741
      68,073              BBB-        Series 2002-AM2, Class B1, 5.710% due 5/25/32 (f)                        67,694
      58,000              BBB-        Series 2002-AM3, Class B2, 7.210% due 2/25/33 (f)                        58,959
      59,000              BBB-        Series 2002-NC5, Class B2, 6.710% due 10/25/32 (f)                       59,524
      59,000              BBB-        Series 2003-NC2, Class B2, 7.210% due 2/25/33 (f)                        59,675
      58,000              BBB-        Series 2003-NC3, Class B3, 7.210% due 3/25/33 (f)                        58,560
     806,927              BBB-     PF Export Receivables Master Trust, Series A, 6.436% due
                                    6/1/15 (d)                                                                813,927
       7,230           Baa3(b)     Sail Net Interest Margin Notes, Series 2003-BC1A, Class A,
                                    7.750% due 1/27/33 (d)                                                      7,236
     146,000              BBB+     Structured Asset Investment Loan Trust, Series 2003-BC1,
                                    Class M3, 6.460% due 1/25/33 (f)                                          148,193
     100,000               BB      TIAA Commercial Real Estate Securitization, Series 2002-1A,
                                    Class IV, 6.840% due 5/22/37 (d)                                           96,574
      51,032               D       York Power Funding Cayman Ltd., 12.000% due 10/30/07
                                    (c)(d)(i)(j)                                                                    0
                                                                                                         ------------
                                   TOTAL ASSET-BACKED SECURITIES
                                      (Cost-- $6,836,186)                                                   6,807,534
                                                                                                         ------------

       FACE
      AMOUNT                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 1.8%
FHLMC -- 0.2%
                                   Federal Home Loan Mortgage Corp. (FHLMC):
     441,963                          Series 216, Class IO, 6.000% due 1/1/32                                  85,474
      46,156                          Series 2235, Class PO, 0.000%0.00%  due 6/15/30                          38,793
     276,396                          Series 2448, Class SM, 4.612% due 3/15/32 (f)                            27,896
      20,058                          Series 2478, Class SY, 4.762% due 3/15/21 (f)                               855
     256,700                          Series 2515, Class IG, 5.500% due 3/15/32                                63,028
     325,690                          Series 2579, Class GS, 4.262% due 1/15/17 (f)                            25,495
      58,132                          STRIP, Series 215, Class PO, 0.000% due 6/1/31                           52,604
                                                                                                         ------------
                                   TOTAL FHLMC                                                                294,145
                                                                                                         ------------
FNMA -- 0.7%
                                   Federal National Mortgage Association (FNMA):
       5,790                          7.500% due 1/1/30                                                         6,178
      46,826                          Pass-Through Certificate, Series 2002-14, Class A2,
                                       7.500% due 1/25/42                                                      49,186
      25,390                          Series 1999-51, Class N, PO, 0.000% due 9/17/29                          21,934
      39,933                          Series 2001-74, Class MI, IO, 6.000% due 12/25/15                         2,960
     105,868                          Series 2002-52, Class SL, IO, 4.540% due 9/25/32 (f)                     10,687
     117,944                          Series 2002-63, Class SN, IO, 4.540% due 10/25/32 (f)                    11,872
     252,480                          Series 2002-9, Class MS, IO, 4.640% due 3/25/32 (f)                      26,846
     645,893                          Series 2003-23, Class AI, IO, 5.000% due 3/25/17 (f)                     72,287
     118,843                          Series 2003-26, Class IG, IO, 6.000% due 4/25/33 (f)                     20,867
     948,927                          Series 2003-34, Class ES, IO, 3.540% due 2/25/33 (f)                     69,047
     403,988                          Series 2003-34, Class SG, IO, 3.540% due 2/25/33 (f)                     29,462
   1,098,935                          Series 2003-34, Class SP, IO, 3.640% due 1/25/32 (f)                     72,665
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
FNMA (CONTINUED)
$    539,080                          Series 2003-49, Class TS, IO, 4.240% due 3/25/18 (f)               $     54,005
     168,511                          Series 318, Class 2, IO, 6.000% due 1/1/32                               33,039
     110,172                          Series 322, Class 2, IO, 6.000% due 4/1/32                               21,660
     129,668                          Series 332, Class 2, IO, 6.000% due 2/1/33                               26,289
                                   Federal National Mortgage Association (FNMA):Grantor Trust:
                                    Pass-Through Certificate:
      49,758                          Series 1999-T2, Class A1, 7.500% due 1/19/39                             52,700
     120,331                          Series 2001-T1, Class A1, 7.500% due 10/25/40                           125,870
      65,603                          Series 2001-T10, Class A2, 7.500% due 12/25/41                           69,457
      39,111                          Series 2001-T3, Class A1, 7.500% due 11/25/40                            40,952
     115,217                          Series 2001-T4, Class A1, 7.500% due 7/25/41                            122,508
     255,354                          Series 2001-T7, Class A1, 7.500% due 2/25/41                            269,503
         587                          Series 2002-T1, Class A2, 7.000% due 11/25/31                               614
      24,231                          Series. 2000-T6, Class A1, 7.500% due 6/25/30                            25,355
       7,120                          Series. 2001-T10, Class A1, 7.000% due 12/25/41                           7,447
                                                                                                         ------------
                                      TOTAL FNMA                                                            1,243,390
                                                                                                         ------------
GNMA -- 0.9%
                                   Government National Mortgage Association (GNMA):
   1,465,315                          4.500% due 3/20/35                                                    1,416,581
       9,313                          Series 2001-43, Class SJ, IO, 4.170% due 1/20/29 (f)                         46
                                                                                                         ------------
                                   TOTAL GNMA                                                               1,416,627
                                                                                                         ------------
                                   TOTAL MORTGAGE-BACKED SECURITIES
                                      (Cost-- $3,686,023)                                                   2,954,162
                                                                                                         ------------

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
      70,000              BB+      CS First Boston Mortgage Securities Corp., Series 2002-CKN2,
                                    Class H, 6.122% due 4/15/37 (d)                                            71,104
     629,168              AAA      Federal National Mortgage Association (FNMA) STRIP, Series
                                    329, Class 2, IO, 5.500% due 1/1/33                                       131,209
                                   Global Signal Trust:
     660,000              BBB-        Series 2004-1A, Class E, 5.395% due 1/15/34 (d)                         643,832
     450,000            Ba2(b)        Series 2004-2A, Class F, 6.376% due 12/15/14 (d)                        444,932
                                   iStar Asset Receivables Trust:
      34,415              AAA         Series 2003-1A, Class A2, 3.831% due 8/28/22 (d)(f)                      34,443
      31,760               A+         Series 2003-1A, Class E, 4.510% due 8/28/22 (d)(f)                       31,804
      27,223               A          Series 2003-1A, Class F, 4.560% due 8/28/22 (d)(f)                       27,259
      18,064              AAA      Rural Housing Trust, Series 1987-1, Class D, 6.330% due 4/1/26              18,064
      47,114              BB+      Sasco Net Interest Margin Trust, Series 2003-BC1, Class B,
                                    0.000% due 5/27/33 (d)(e)(i)                                               30,624
                                                                                                         ------------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                      (Cost-- $1,501,409)                                                   1,433,271
                                                                                                         ------------
       FACE
      AMOUNT                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 25.7%
U.S. GOVERNMENT AGENCIES -- 19.0%
                                   Federal Home Loan Mortgage Corp. (FHLMC):
     969,246                          5.000% due 5/1/34                                                       955,360
   2,400,142                          5.500% due 11/1/34-1/1/35                                             2,415,765
                                   Federal National Mortgage Association (FNMA):
   1,350,000                          6.375% due 8/15/07                                                    1,040,018
   1,287,424                          5.500% due 12/1/18-3/1/25                                             1,306,111
     573,994                          5.000% due 2/1/20                                                       575,736
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
$      3,882                          7.500% due 1/1/30-10/1/30                                          $      4,141
     427,368                          4.500% due 3/1/35                                                       410,030
                                   Freddie Mac Gold Pool:
   1,487,092                          4.500% due 11/1/18-5/1/20                                             1,464,961
     548,985                          5.000% due 6/1/35                                                       540,744
                                   Ginnie Mae I pool:
   4,661,359                          5.000% due 10/15/33-6/15/35                                           4,634,796
   4,153,499                          5.500% due 4/15/34-6/15/35                                            4,208,622
   3,497,625                          4.500% due 4/15/35                                                    3,394,414
                                   Government National Mortgage Association (GNMA):
     646,097                          5.000% due 10/15/18-8/20/34                                             648,249
   3,987,178                          5.500% due 8/15/19-10/15/34                                           4,057,730
   1,001,504                          6.000% due 2/15/24-7/15/33                                            1,030,021
      34,030                          6.500% due 11/15/32                                                      35,585
   4,539,679                          4.500% due 9/15/33-4/15/35                                            4,406,121
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT AGENCIES                                          31,128,404
                                                                                                         ------------
U.S. GOVERNMENT OBLIGATIONS -- 6.7%
                                   U.S. Treasury Bonds:
     820,000                          5.250% due 11/15/28-2/15/29                                             903,766
     265,000                          5.375% due 2/15/31                                                      301,210
   2,830,000                       U.S. Treasury Notes, 4.000% due 2/15/15                                  2,765,994
   4,700,000                       U.S. Treasury STRIPS, 0.000%  due 2/15/11- 5/15/13                       3,625,749
   3,004,703                       United States Treasury Inflation Indexed Bonds, 3.500% due
                                    1/15/11                                                                 3,273,603
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT OBLIGATIONS                                       10,870,322
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                      (Cost-- $42,128,474)                                                 41,998,726
                                                                                                         ------------

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 1.9%
IOWA -- 0.7%
   1,130,000              BBB      Tobacco Settlement Authority, Tobacco Settlements
                                    Asset-Backed Bonds, Series 2001B, 5.600% due 6/1/35                     1,172,036
                                                                                                         ------------
LOUISIANA  -- 0.2%
     300,000              BBB      Tobacco Settlement Financing Corp., LA Tobacco Settlement
                                    Asset-Backed Bonds, Series 2001B, 5.875% due 5/15/39                      317,568
                                                                                                         ------------
MINNESOTA  -- 0.3%
     500,000                       Minneapolis & St. Paul Metropolitan Airports Commission,
                                    Special Facilities Revenue, Northwest Airlines Project,
                                    Series A, 7.000% due 4/1/25                                               460,035
                                                                                                         ------------
NEW JERSEY  -- 0.6%
     430,000               B       New Jersey Economic Development Authority, Special Facilities
                                    Revenue, Continental Airlines, Inc. Project, 6.250% due
                                    9/15/29                                                                   392,654
     440,000              BBB      Tobacco Settlement Financing Corp., NJ Tobacco Settlement
                                    Asset-Backed Bonds, 7.000% due 6/1/41                                     531,221
                                                                                                         ------------
                                   TOTAL NEW JERSEY                                                           923,875
                                                                                                         ------------
WASHINGTON  -- 0.1%
     220,000              BBB      Tobacco Settlement Authority, WA Tobacco Settlement
                                    Asset-Backed Bonds, 6.625% due 6/1/32                                     243,655
                                                                                                         ------------
                                   TOTAL MUNICIPAL BONDS
                                      (Cost-- $2,560,648)                                                   3,117,169
                                                                                                         ------------

--------------------------------------------------------------------------------
                        SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS -- 8.1%
BRAZIL -- 0.2%
$    290,000              BB-      Federative Republic of Brazil, 10.125% due 5/15/27                    $    331,325
                                                                                                         ------------
CANADA  -- 2.4%
                                   Government of Canada:
     282,000              AAA         4.250% due 9/1/09                                                       237,876
     330,000              AAA         5.500% due 6/1/10                                                       293,414
   1,230,000              AAA         5.250% due 6/1/12                                                     1,095,842
   3,000,000               AA      Province of Ontario, Medium-Term Notes, Series E, 5.500% due
                                    4/23/13                                                                 2,268,601
                                                                                                         ------------
                                   TOTAL CANADA                                                             3,895,733
                                                                                                         ------------
COLOMBIA -- 0.5%
                                   Republic of Colombia:
      50,000               BB         9.750% due 4/23/09                                                       57,000
     485,000               BB         10.750% due 1/15/13                                                     581,273
     135,000               BB         10.375% due 1/28/33                                                     160,650
                                                                                                         ------------
                                   TOTAL COLOMBIA                                                             798,923
                                                                                                         ------------
FRANCE -- 0.9%
   1,110,000              AAA      Government of France, Bonds, Series OATi, 3.000% due 7/25/09             1,472,501
                                                                                                         ------------
MEXICO -- 0.3%
                                   United Mexican States:
     144,000              BBB         7.500% due 1/14/12                                                      161,208
                                   Medium-Term Notes:
      90,000              BBB         8.625% due 2/1/22                                                       109,485
     200,000              BBB         8.300% due 8/15/31                                                      247,700
                                                                                                         ------------
                                   TOTAL MEXICO                                                               518,393
                                                                                                         ------------
NETHERLANDS -- 0.1%
     130,000              AAA      Kingdom of the Netherlands, 5.000% due 7/15/12                             177,606
                                                                                                         ------------
NORWAY -- 1.5%
                                   Government of Norway:
   8,045,000              AAA         6.750% due 1/15/07                                                    1,314,914
   2,200,000              AAA         5.500% due 5/15/09                                                      370,138
   4,220,000              AAA         6.000% due 5/16/11                                                      744,183
                                                                                                         ------------
                                   TOTAL NORWAY                                                             2,429,235
                                                                                                         ------------
PANAMA -- 0.4%
     550,000               BB      Republic of Panama, 7.250% due 3/15/15 (a)                                 599,500
                                                                                                         ------------
PERU -- 0.1%
     225,250               BB      Republic of Peru, 5.000% due 3/7/17                                        220,657
                                                                                                         ------------
RUSSIA -- 0.0%
      60,000              BBB-     Russian Federation, 8.250% due 3/31/10                                      65,352
                                                                                                         ------------
SWEDEN -- 1.7%
                                   Kingdom of Sweden:
   5,645,000              AAA         5.250% due 3/15/11                                                      823,126
  12,740,000              AAA         5.500% due 10/8/12                                                    1,920,351
                                                                                                         ------------
                                   TOTAL SWEDEN                                                             2,743,477
                                                                                                         ------------
UKRAINE -- 0.0%
      35,468               B+      Government of Ukraine, 11.000% due 3/15/07                                  37,366
                                                                                                         ------------
                                   TOTAL SOVEREIGN BONDS
                                    (Cost-- $11,804,709)                                                   13,290,068
                                                                                                         ------------
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS - EMERGING MARKETS -- 1.9%
BRAZIL -- 0.4%
                                   Federative Republic of Brazil:
$550,000,000              BB-      Banco Nacional de Desenvolvimento Economico e Social,
                                    Notes, 8.000% due 4/28/10                                            $    372,819
     152,354              BB-      DCB, Series L, Registered, 4.313% due 4/15/12 (f)                          148,453
      66,000              BB-      Global Bonds, Series B, 8.875% due 4/15/24                                  67,320
     130,000              BB-      Global Notes, 10.000% due 1/16/07-8/7/11                                   141,550
                                                                                                         ------------
                                   TOTAL BRAZIL                                                               730,142
                                                                                                         ------------
COLOMBIA -- 0.5%
     648,441              BB+      Republic of Colombia, Global Bonds, 9.750% due 4/9/11                      735,333
                                                                                                         ------------
MEXICO -- 0.1%
     230,000              BBB      United Mexican States, Global Notes, 4.625% due 10/8/08                    229,022
                                                                                                         ------------
PERU  -- 0.1%
     113,850              BB       Republic of Peru, FLIRB Bonds,, FLIRB Bonds, 5.000% due
                                    3/7/17 (d)(g)                                                             109,296
                                                                                                         ------------
RUSSIA  -- 0.8%
   1,197,500              BBB-     Russian Federation, 5.000% due 3/31/30 (a)(d)                            1,332,219
                                                                                                         ------------
                                   TOTAL SOVEREIGN BONDS - EMERGING MARKETS
                                    (Cost-- $2,254,835)                                                     3,136,012
                                                                                                         ------------
ESCROWED SECURITY -- 0.0%
     190,660                       Vlasic Foods International, Inc., 0.000% due 1/1/49
                                    (Cost-- $0)                                                                 6,902
                                                                                                         ------------
LOAN PARTICIPATIONS -- 0.2%
CHILE -- 0.2%
     332,000              BBB-     Empresa Electrica Guacolda SA, 8.625% (CS First Boston) due
                                    4/30/13 (d)                                                               360,750
                                                                                                         ------------
UNITED STATES -- 0.0%
      36,164                       Olympus Cable Holdings LLC, Term Loan Notes, Tranche B,
                                    4.798% (First Union Securities, Inc. / The Bank of Nova
                                    Scotia) due 9/30/10                                                        35,893
                                                                                                         ------------
                                   TOTAL LOAN PARTICIPATIONS
                                    (Cost-- $392,106)                                                         396,643
                                                                                                         ------------

      SHARES                                       SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.4%
CONSUMER STAPLES-- 0.0%
FOOD PRODUCTS  -- 0.0%
         308                       Archibald Candy Corp.  (i)(j)*                                                 878
       2,833                       Aurora Foods, Inc.  (i)(j)*                                                      0
          22                       PSF Group Holdings, Inc. LLC, Class A Shares (i)*                           38,552
                                                                                                         ------------
                                   TOTAL CONSUMER STAPLES                                                      39,430
                                                                                                         ------------
ENERGY-- 0.0%
OIL & GAS -- 0.0%
          79                       New XCL-China LLC, Class C Units (i)*                                       11,123
          35                       Sterling Chemicals, Inc.  *                                                  1,225
         337                       York Research  (i)(j)*                                                           0
                                                                                                         ------------
                                   TOTAL ENERGY                                                                12,348
                                                                                                         ------------
FINANCIALS--0.1%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
     150,000                       Amresco, Inc., Liquidating Trust Shares (c)(i)*                                  0
         246                       Outsourcing Solutions, Inc.  (i)*                                            1,047
                                                                                                         ------------
                                                                                                                1,047
                                                                                                         ------------
INSURANCE -- 0.1%
       5,666                       Conseco, Inc.  (a)*                                                        123,576
---------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

      SHARES                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
INSURANCE (CONTINUED)
          13                       Leucadia National Corp.  (a)                                          $        514
                                                                                                         ------------
                                                                                                              124,090
                                                                                                         ------------
                                   TOTAL FINANCIALS                                                           125,137
                                                                                                         ------------
INDUSTRIALS-- 0.0%
AIRLINES -- 0.0%
          25                       US Airways Group, Inc., Class A Shares *                                        18
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
      37,802                       US Airways Group, Inc., Liquidating Trust, Certificate of
                                    Beneficial Interest *                                                         756
                                                                                                         ------------
                                                                                                                6,822
                                                                                                         ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
          33                       AGY Holding Corp.  (i)*                                                      4,125
      20,000                       Loewen Group, Inc.  (i)(j)*                                                      2
         136                       Polymer Group, Inc., Class A Shares (a)*                                     3,808
                                                                                                         ------------
                                                                                                                7,935
                                                                                                         ------------
                                   TOTAL INDUSTRIALS                                                           14,757
                                                                                                         ------------
INFORMATION TECHNOLOGY-- 0.0%
IT SERVICES -- 0.0%
          83                       Comdisco Holding Co., Inc.                                                   1,361
                                                                                                         ------------
TELECOMMUNICATION SERVICES--0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
          35                       Cincinnati Bell, Inc.  *                                                       159
          10                       Covad Communications Group, Inc.  (a)*                                          14
         176                       Ionex Communications, Inc.  (i)*                                                 0
       5,414                       iPCS, Inc.  *                                                              220,999
          49                       KNOLOGY, Inc.  (a)(j)*                                                         132
           1                       MCI, Inc.                                                                       26
                                                                                                         ------------
                                                                                                              221,330
                                                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
      15,125                       Dobson Communications Corp., Class A Shares *                              106,631
       2,281                       IWO Holdings, Inc.  (i)*                                                    80,975
           4                       USA Mobility, Inc.  (a)*                                                       112
                                                                                                         ------------
                                                                                                              187,718
                                                                                                         ------------
                                   TOTAL TELECOMMUNICATION SERVICES                                           409,048
                                                                                                         ------------
                                   TOTAL COMMON STOCKS
                                    (Cost-- $719,487)                                                         602,081
                                                                                                         ------------
PREFERRED STOCKS -- 0.2%
CONSUMER DISCRETIONARY-- 0.0%
MEDIA -- 0.0%
           1                       PTV, Inc., 10.00%, Cumulative, Series A (i)                                      2
                                                                                                         ------------


--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

CONSUMER STAPLES--0.2%
FOOD PRODUCTS -- 0.2%
       3,000                       Doane Pet Care Co., 14.25%, Senior Exchangeable *                          240,750
                                                                                                         ------------
INDUSTRIALS-- 0.0%
AIRLINES -- 0.0%
          16                       US Airways Group, Inc., Class A Shares (a)(i)(j)*                                0
                                                                                                         ------------
                                   TOTAL PREFERRED STOCKS
                                    (Cost-- $120,375)                                                         240,752
                                                                                                         ------------
CONVERTIBLE PREFERRED STOCKS -- 0.0%(J)
MATERIALS-- 0.0%
METALS & MINING -- 0.0%
       7,000                       LTV Corp., 8.25%, Cumulative Convertible, Series A (c)(d)(i)*         $          0
         180                       Weirton Steel Corp., zero coupon, Convertible, Series C (i)*                     0
                                                                                                         ------------
                                   TOTAL MATERIALS                                                                  0
                                                                                                         ------------
TELECOMMUNICATION SERVICES-- 0.0%
COMMUNICATIONS EQUIPMENT  -- 0.0%
         235                       Dobson Communications Corp., 6.00%, Convertible, Series F (d)               40,038
       1,417                       Telex Communications, Inc., Variable Rate, Convertible,
                                    Series B*                                                                      14
                                                                                                         ------------
                                   TOTAL TELECOMMUNICATION SERVICES                                            40,052
                                                                                                         ------------
                                   TOTAL CONVERTIBLE PREFERRED STOCKS
                                    (Cost-- $402,110)                                                          40,052
                                                                                                         ------------
RIGHTS -- 0.0%

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MEXICO -- 0.0%
     250,000                       United Mexican States, Value Recovery Rights:, Series D,
                                    0.000% due 6/30/06*                                                         6,688
     250,000                       United Mexican States, Value Recovery Rights:, Series E,
                                    0.000% due 6/30/07*                                                         6,375
                                                                                                         ------------
                                   TOTAL RIGHTS
                                    (Cost-- $--)                                                               13,063
                                                                                                         ------------

      AMOUNT                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.1%
AIRLINES -- 0.0%
          16                       US Airways Group, Inc., Expire 4/1/10, Class A1  (i)(j)*                         0
                                                                                                         ------------
CHEMICAL  -- 0.0%
          90                       Pliant Corp., Expire 6/1/10  (d)(i)(j)*                                          1
                                                                                                         ------------
COMMERCIAL SERVICES & SUPPLIES  -- 0.0%
          27                       AGY Holding Corp., Non-Expiring  (i)(j)*                                         0
          42                       MDP Acquisitions PLC, Expire 10/1/13  *                                      1,470
                                                                                                         ------------
                                   TOTAL COMMERCIAL SERVICES & SUPPLIES                                         1,470
                                                                                                         ------------
COMMUNICATIONS EQUIPMENT  -- 0.1%
         140                       American Tower Corp., Expire 8/1/08, Class A Shares  (d)*                   45,141
         220                       COLO.COM, Inc., Expire 3/15/10  (d)(i)(j)*                                       0
         495                       ICG Communications, Inc., Expire 10/15/05  (i)(j)*                               0
         250                       KMC Telecom Holdings, Inc., Expire 4/15/08  (d)(i)(j)*                           0
         215                       KNOLOGY Holdings, Inc., Expire 10/22/07  (i)(j)*                                 0
         170                       Startec Global Communications Corp., Expire 5/15/08  (i)(j)*                     0
         310                       UbiquiTel Inc., Expire 4/15/10  (d)(i)(j)*                                       3
                                                                                                         ------------
                                   TOTAL COMMUNICATIONS EQUIPMENT                                              45,144
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
     845,262                       ContiFinancial Corp., Liquidating Trust, Units of Interest
                                    (Represents interest in a trust in the liquidation of
                                    ContiFinancial Corp. and its affiliates)                                    1,056

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

         110                       Mediq Inc., Expire 6/1/09  (i)(j)*                                               0
                                                                                                         ------------
                                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                         1,056
                                                                                                         ------------
FOOD PRODUCTS -- 0.0%
         750                       TravelCenters of America, Inc., Expire 5/1/09  (i)(j)*                       4,125
                                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
          70                       Mikohn Gaming Corp., Expire 8/15/08  (i)(j)*                                     1
                                                                                                         ------------

      SHARES                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
WARRANTS (CONTINUED)
INDUSTRIAL CONGLOMERATES -- 0.0%
         210                       Dayton Superior Corp., Expire 6/15/09  (d)(i)(j)*                     $          0
          18                       Solutia Inc., Expire 7/15/09  (i)(j)*                                            0
                                                                                                         ------------
                                   TOTAL INDUSTRIAL CONGLOMERATES                                                   0
                                                                                                         ------------
MEDIA -- 0.0%
         100                       XM Satellite Radio Holdings Inc., Expire 3/15/10  (d)*                       6,451
                                                                                                         ------------
FOREIGN GOVERNMENT -- 0.0%
       1,700                       Republic of Venezuela, Expire 4/15/20*                                      40,800
                                                                                                         ------------
                                   TOTAL WARRANTS
                                    (Cost-- $77,982)                                                           99,048
                                                                                                         ------------
                                   TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS
                                    (Cost-- $150,872,460)                                                 153,932,371
                                                                                                         ------------

       PAR
      AMOUNT                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.3%
REPURCHASE AGREEMENT -- 2.2%
$  3,640,000                       State Street Bank & Trust Co., dated 7/29/05, 1.400% due
                                    8/1/05; Proceeds due at maturity - $3,640,425; (Fully
                                    collateralized by U.S. Treasury Bond, 8.00% due 11/15/21;
                                    Market value - $3,713,852)                                              3,640,000
                                                                                                         ------------

      SHARES                                         SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL  -- 6.1%
   9,999,824                       State Street Navigator Securities Lending Trust Prime
                                    Portfolio                                                               9,999,824
                                                                                                         ------------
                                   TOTAL SHORT-TERM INVESTMENTS
                                    (Cost-- $13,639,824)                                                   13,639,824
                                                                                                         ------------
                                   TOTAL INVESTMENTS-- 102.5% (Cost-- $164,512,284#)                      167,572,195
                                                                                                         ------------
                                   LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.5)%                          (4,090,186)
                                                                                                         ------------
                                   TOTAL NET ASSETS-- 100.0%                                             $163,482,009
                                                                                                         ============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
++   All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a)  All or a portion of security is on loan.
(b)  Rating by Moody's Investors Service, Inc.
(c)  Security is currently in default.
(d)  Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of
     Directors.
(e)  Rating by Fitch Rating Service
(f)  Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(g)  Security is a "Step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)  Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)  Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(j)  Illiquid Security.


--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME PORTFOLIO

July 31, 2005

(k)  Security issued with attached warrants.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     Comml. - Commercial
     DCB - Debt Conversion Bond
     FHLMC - Federal Home Loan Mortgage Corporation
     FLIRB - Front-Loaded Interest Reduction Bonds
     FNMA - Federal National Mortgage Association
     Fin. - Finance
     GNMA - Government National Mortgage Association
     IO - Interest Only
     Intl. - International
     MASTR - Mortgage Asset Securitization Transactions Inc.
     PO - Principal Only
     Term - Term Loan

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER STRATEGIC INCOME

Forward Foreign Currency Contracts to Sell:

                                                                       Net Unrealized
                                           Value at     In Exchange     Appreciation/
SETTLEMENT DATE   CONTACTS TO DELIVER   JULY 31, 2005    FOR U.S.$     (DEPRECIATION)
---------------   -------------------   -------------   ------------   --------------
     9/22/2005         2,513,000  AUD   $   1,901,925      1,940,036   $       38,111
      8/1/2005         2,600,000  EUR       3,153,907      3,144,050   $       (9,857)
                                                                       --------------
                                                                       $       28,254
                                                                       ==============

AUD - Australian Dollars
EUR - Euro Dollar

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedule of Investments (unaudited)
July 31, 2005

          FACE
         AMOUNT         RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 27.2%
AEROSPACE/DEFENSE -- 0.4%
$     25,000               B       Alliant Techsystems, Inc., 8.500% due 5/15/11                         $     26,625
      25,000              BB-      Sequa Corp., 9.000% due 8/1/09                                              27,875
                                                                                                         ------------
                                   TOTAL AEROSPACE/DEFENSE                                                     54,500
                                                                                                         ------------
AIRLINES -- 0.2%
      25,000               A-      Continental Airlines, Inc., Pass-Through Certificates, Series
                                       1998-3, 7.250% due 11/1/05                                              24,781
                                                                                                         ------------
AUTOMOTIVE  -- 0.9%
      50,000              BBB      DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08              49,000
       5,000               BB+     Ford Motor Co, 8.900% due 1/15/32                                            4,566
                                   Ford Motor Co.:
      10,000               BB+         6.625% due 10/1/28                                                       7,826
      40,000               BB+         7.450% due 7/16/31                                                      34,002
      20,000               BB      General Motors Corp., 8.375% due 7/15/33                                    18,150
      22,000               BB-     TRW Automotive, Inc., 9.375% due 2/15/13                                    24,750
                                                                                                         ------------
                                   TOTAL AUTOMOTIVE                                                           138,294
                                                                                                         ------------
BUSINESS SERVICES -- 0.1%
      22,000             Caa2(a)   SITEL Corp., 9.250% due 3/15/06                                             22,000
                                                                                                         ------------
CHEMICALS -- 1.7%
       2,727                       Applied Extrusion Technologies, Inc., 12.000% due 3/15/12
                                       (b)(c)                                                                   2,717
      25,000               BBB-    FMC Corp., 7.750% due 7/1/11                                                27,625
      25,000                B      Huntsman Advanced Materials LLC, 11.000% due 7/15/10                        28,562
      14,000                B      Huntsman International LLC, 10.125% due 7/1/09                              14,525
      25,000               BB-     ISP Chemco, Inc., Series B, 10.250% due 7/1/11                              27,313
      25,000               BB-     Lyondell Chemical Co., 11.125% due 7/15/12                                  28,469
      25,000               BBB-    Methanex Corp., 8.750% due 8/15/12                                          28,531
      25,000               BB-     Millennium America, Inc., 9.250% due 6/15/08                                27,375
      25,000                B-     Resolution Performance Products, Inc., 13.500% due 11/15/10                 27,125
      25,000               CCC+    Rhodia SA, 8.875% due 6/1/11                                                24,375
      16,000               BB-     Westlake Chemical Corp., 8.750% due 7/15/11                                 17,460
                                                                                                         ------------
                              TOTAL CHEMICALS                                                                 254,077
                                                                                                         ------------
COMPUTERS -- 0.0%
       5,000               B-      Sungard Data Systems, Inc., 9.125% due 8/15/13 (b)                           5,219
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 6.3%
      85,000               A+      Bank of America Corp., 7.400% due 1/15/11                                   96,644
      16,000               B-      BCP Crystal U.S. Holdings Corp., 9.625% due 6/15/14                         18,160
      50,000              BBB      Capital One Bank, 5.750% due 9/15/10                                        52,086
      75,000               A       CIT Group, Inc., 7.750% due 4/2/12                                          86,485
     100,000               A       Corp Andina de Fomento, 6.875% due 3/15/12                                 110,008
      75,000               A       Countrywide Home Loans, Inc., Series L, 4.000% due 3/22/11                  71,456
      50,000               A-      EnCana Holdings Finance Corp., 5.800% due 5/1/14                            52,841
                                   General Motors Acceptance Corp.:
      25,000               BB          6.750% due 12/1/14                                                      23,587
       5,000               BB          8.000% due 11/1/31                                                       4,863
      75,000               A       HSBC Finance Corp., 5.250% due 4/15/15                                      75,673
      50,000               AA-     International Lease Finance Corp., Series O, 4.375% due
                                       11/1/09                                                                 49,414
      70,000               A       JPMorgan Chase & Co., 6.625% due 3/15/12                                    76,676
      55,000              BBB      MBNA Corp., 4.625% due 9/15/08                                              55,187
      75,000               A+      Morgan Stanley, 6.600% due 4/1/12                                           81,911
      50,000               A-      Standard Chartered Bank PLC, 8.000% due 5/30/31 (b)                         66,233
                                                                                                         ------------
                                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                       921,224
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedule of Investments (unaudited)
July 31, 2005

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES  (CONTINUED)
ENVIRONMENTAL CONTROL -- 0.3%
$     17,000               BB-     Allied Waste North America, Inc., 9.250% due 9/1/12                   $     18,636
      25,000               B       IMCO Recycling, Inc., 10.375% due 10/15/10                                  27,688
                                                                                                         ------------
                                   TOTAL ENVIRONMENTAL CONTROL                                                 46,324
                                                                                                         ------------
FOOD -- 0.7%
      40,000              BBB+     Kraft Foods, Inc., 5.625% due 11/1/11                                       41,824
      50,000              BBB-     Safeway, Inc., 7.250% due 2/1/31                                            57,211
                                                                                                         ------------
                                   TOTAL FOOD                                                                  99,035
                                                                                                         ------------
FOREST PRODUCTS & PAPER  -- 0.2%
      25,000               B      Buckeye Technologies, Inc., 8.000% due 10/15/10                              24,375
                                                                                                         ------------
HEALTHCARE-PRODUCTS  -- 0.3%
      25,000              Wr(a)    MaaiPharma, Inc., 11.000% due 4/1/10 (d)(e)                                 23,313
      25,000               B-      Medical Device Manufacturing, Inc., Series B, 10.000% due
                                    7/15/12                                                                    27,000
                                                                                                         ------------
                                   TOTAL HEALTHCARE-PRODUCTS                                                   50,313
                                                                                                         ------------
HEALTHCARE-SERVICES  -- 1.0%
      25,000               B       Extendicare Health Services, Inc., 9.500% due 7/1/10                        27,062
      25,000               B       Tenet Healthcare Corp., 9.875% due 7/1/14                                   26,875
      10,000              CCC+     Vanguard Health Holdings Co. I LLC, 0.000% /11.250% due
                                    10/1/15 (f)                                                                 7,300
      75,000               A       Wyeth, 5.500% due 3/15/13 (d)                                               77,730
                                                                                                         ------------
                                   TOTAL HEALTHCARE-SERVICES                                                  138,967
                                                                                                         ------------
IRON/STEEL  -- 0.0%
      200,000             Wr(a)    Republic Technologies International LLC/RTI Capital Corp.,
                                       13.750% due 7/15/09 (e)(g)(h)                                                0
                                                                                                         ------------
LEISURE TIME  -- 0.1%
      25,000              CCC-     Icon Health & Fitness, Inc., 11.250% due 4/1/12                             19,625
                                                                                                         ------------
LODGING -- 0.5%
      25,000               B       Hammons John Q Hotels LP, Series B, 8.875% due 5/15/12                      27,531
      25,000               BB      MGM MIRAGE, Inc., 6.750% due 9/1/12                                         26,000
      25,000               B+      Turning Stone Casino Resort Enterprise, 9.125% due 12/15/10
                                       (b)                                                                     26,625
                                                                                                         ------------
                                   TOTAL LODGING                                                               80,156
                                                                                                         ------------
MACHINERY-DIVERSIFIED  -- 0.6%
      25,000              BB-      Case New Holland, Inc., 9.250% due 8/1/11                                   27,187
      25,000               B+      NMHG Holding Co., 10.000% due 5/15/09                                       26,625
      25,000               B       Terex Corp., Series B, 10.375% due 4/1/11                                   27,125
                                                                                                         ------------
                                   TOTAL MACHINERY-DIVERSIFIED                                                 80,937
                                                                                                         ------------
MEDIA  -- 2.7%
      50,000              BBB+     AT&T Broadband Corp., 8.375% due 3/15/13                                    60,193
      25,000               B+      Cenveo Corp., 9.625% due 3/15/12                                            27,125
                                   Charter Communications Holdings LLC/Charter Communications
                                   Holdings Capital Corp.:
      50,000              CCC-         10.250% due 1/15/10                                                     40,125
      10,000              CCC-         10.000% due 5/15/11                                                      7,875
      25,000               B+      CSC Holdings, Inc., 10.500% due 5/15/16                                     27,312
      23,000               B       Dex Media West LLC/Dex Media Finance Co., Series B, 9.875%
                                       due 8/15/13                                                             26,335
      16,000              BB-      DirecTV Holdings LLC/DirecTV Financing Co., 8.375% due 3/15/13              17,820
      25,000              CCC+     Loews Cineplex Entertainment Corp., 9.000% due 8/1/14 (b)                   24,500
      25,000               B       Mediacom LLC/Mediacom Capital Corp., 9.500% due 1/15/13                     25,687
      25,000              CCC-     Muzak LLC/Muzak Finance Corp., 10.000% due 2/15/09                          22,469
      25,000              CCC+     NextMedia Operating, Inc., 10.750% due 7/1/11                               27,406
      25,000               B+      R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (b)                    29,125

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedule of Investments (unaudited)
July 31, 2005

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MEDIA  (CONTINUED)
$     50,000              BBB+     Time Warner, Inc., 7.625% due 4/15/31                                 $     61,803
                                                                                                         ------------
                                   TOTAL MEDIA                                                                397,775
                                                                                                         ------------
METAL FABRICATE/HARDWARE -- 0.2%
      25,000               B-      Mueller Group, Inc., 10.000% due 5/1/12                                    26,875
                                                                                                         ------------
OFFICE FURNISHINGS -- 0.1%
      16,000               B       Tempur-Pedic, Inc./Tempur Production USA, Inc., 10.250% due
                                       8/15/10                                                                 17,880
                                                                                                         ------------
OIL & GAS -- 1.4%
      25,000              BB-      Chesapeake Energy Corp, 6.250% due 1/15/18 (b)                              24,813
      50,000              BBB      Devon Financing Corp. ULC, 6.875% due 9/30/11                               55,279
      16,000               B+      Magnum Hunter Resources, Inc., 9.600% due 3/15/12                           17,840
      25,000               B+      Stone Energy Corp., 8.250% due 12/15/11                                     26,562
      50,000              BBB-     Valero Energy Corp., 4.750% due 6/15/13                                     49,054
      25,000               B       Vintage Petroleum, Inc., 7.875% due 5/15/11                                 26,438
                                                                                                         ------------
                                   TOTAL OIL & GAS                                                            199,986
                                                                                                         ------------
PACKAGING & CONTAINERS -- 0.9%
      25,000               B-      Berry Plastics Corp., 10.750% due 7/15/12                                   27,562
       5,000               B-      Graphic Packaging International Corp., 9.500% due 8/15/13                    5,150
      25,000               B       Jefferson Smurfit Corp., 8.250% due 10/1/12                                 25,313
      25,000               B+      Plastipak Holdings, Inc., 10.750% due 9/1/11                                27,625
      25,000              CCC+     Pliant Corp., 11.125% due 9/1/09                                            24,250
      25,000              CCC-     Radnor Holdings Corp., 11.000% due 3/15/10                                  16,875
                                                                                                         ------------
                                   TOTAL PACKAGING & CONTAINERS                                               126,775
                                                                                                         ------------
REAL ESTATE INVESTMENT TRUST -- 1.2%
      65,000              BBB      Boston Properties LP, 6.250% due 1/15/13                                    69,299
      25,000               B+      Host Marriott LP, 7.125% due 11/1/13                                        26,219
      50,000              BBB-     iStar Financial, Inc., 5.150% due 3/1/12                                    49,027
      25,000              CCC+     MeriStar Hospitality Operating Partnership LP/MeriStar
                                       Hospitality Finance Corp., 10.500% due 6/15/09                          26,813
                                                                                                         ------------
                                   TOTAL REAL ESTATE INVESTMENT TRUST                                         171,358
                                                                                                         ------------
RETAIL -- 1.1%
      10,000              CCC-     Home Interiors & Gifts, Inc., 10.125% due 6/1/08                             7,825
      16,000               B-      Jafra Cosmetics International, Inc./Distribuidora Comercial
                                   Jafra SA de CV, 10.750% due 5/15/11                                         18,000
      25,000               B       Jean Coutu Group PJC, Inc., 8.500% due 8/1/14                               24,906
      10,000               B-      Levi Strauss & Co., 12.250% due 12/15/12                                    11,275
      60,000              BBB      Limited Brands, Inc., 6.950% due 3/1/33                                     62,686
      25,000               B+      PETCO Animal Supplies, Inc., 10.750% due 11/1/11                            27,875
       1,000               CCC     Windmere Durable Holdings, Inc., 10.000% due 7/31/08                           955
                                                                                                         ------------
                                   TOTAL RETAIL                                                               153,522
                                                                                                         ------------
SEMICONDUCTORS  -- 0.2%
      25,000              CCC     Amkor Technologies, Inc., 10.500% due 5/1/09                                 22,625
                                                                                                         ------------

TELECOMMUNICATIONS -- 2.8%
       7,000               CCC+    Alamosa Delaware, Inc., 11.000% due 7/31/10                                  8,015
      50,000               A       AT&T Wireless Services, Inc., 8.750% due 3/1/31                             69,288
      25,000              CCC      Centennial Cellular Operating Co./Centennial Communications
                                       Corp., 8.125% due 2/1/14                                                26,938
      15,000               B       Insight Midwest LP/Insight Capital, Inc., 10.500% due 11/1/10               15,975
      10,000               B       Intelsat Ltd./Zeus Special, 0.000% /9.250% due 2/1/15 (b)(f)                 6,925
      25,000              BB+      L-3 Communications Corp., 7.625% due 6/15/12                                26,875
      25,000               B       Lucent Technologies, Inc., 6.450% due 3/15/29                               22,625

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedule of Investments (unaudited)
July 31, 2005

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS  (CONTINUED)
$     25,000               BB      Nextel Communications, Inc., 6.875% due 10/31/13                      $     26,844
      16,000               B+      PanAmSat Corp., 9.000% due 8/15/14                                          17,760
                                   Qwest Services Corp.:
      25,000               B           13.500% due 12/15/10                                                    28,875
      25,000               B           14.000% due 12/15/14                                                    30,375
      50,000              BBB-     Sprint Capital Corp., 8.375% due 3/15/12                                    59,375
      70,000               A+      Verizon Florida, Inc., Series F, 6.125% due 1/15/13                         74,048
                                                                                                         ------------
                                   TOTAL TELECOMMUNICATIONS                                                   413,918
                                                                                                         ------------
UTILITIES -- 3.3%
       9,000               BB      Intelsat LTD Fin Co., 10.250% due 11/15/07 (b)                               9,878
      25,000               B-      AES Corp., 9.500% due 6/1/09                                                28,000
      50,000              BBB      Appalachian Power Co., Series H, 5.950% due 5/15/33                         51,949
                                   Calpine Corp.:
      25,000              CCC          8.750% due 7/15/07                                                      20,000
      25,000               B-          8.500% due 7/15/10 (b)                                                  19,375
      50,000              BBB      Duke Energy Corp., 4.200% due 10/1/08                                       49,366
      25,000               B-      Dynegy Holdings, Inc., 9.875% due 7/15/10 (b)                               27,750
      15,000               B+      Edison Mission Energy, 9.875% due 4/15/11                                   17,737
      50,000               B-      El Paso Corp., 7.375% due 12/15/12                                          51,125
      75,000              BBB+     Entergy Gulf States, Inc., 6.200% due 7/1/33                                76,115
      25,000             Wr(a)     Mirant Americas Generation LLC, 9.125% due 5/1/31                           29,750
      20,000               B       NRG Energy Inc, 8.000% due 12/15/13                                         21,500
      25,000               B+      Reliant Energy, Inc., 9.250% due 7/15/10                                    27,500
      25,000               B       Texas Genco LLC/Texas Genco Financing Corp., 6.875% due
                                       12/15/14 (b)                                                            26,375
      25,000               B+      Williams Cos., Inc., 7.625% due 7/15/19                                     28,625
                                                                                                         ------------
                              TOTAL UTILITIES                                                                 485,045
                                                                                                         ------------
                          TOTAL CORPORATE BONDS & NOTES
                                  (Cost-- $3,966,190)                                                       3,975,586
                                                                                                         ------------
ASSET-BACKED SECURITIES -- 4.3%
     150,000               A+      Amortizing Residential Collateral Trust, Series 2002-BC6,
                                       Class M2, 4.660% due 8/25/32 (d)                                       151,221
     250,000              A2(a)    Bayview Financial Acquisition Trust, Series 2001-CA, Class
                                       M3, 4.710% due 8/25/36 (b)(d)                                          249,453
      13,653              BBB      Bear Stearns Asset-Backed Securities, Inc, Series 2004-FR1N,
                                       Class A1, 5.000% due 5/25/34 (b)                                        13,573
       5,563              BBB      Bear Stearns Asset-Backed Securities, Inc., Series 2003-HE1N,
                                       Class N1, 6.500% due 8/25/05 (b)                                         5,564
      13,965              BBB      Bear Stearns Asset-Backed Securities, Inc. NIM Trust, Series
                                       2004-HE6N, Class A1, 5.250% due 8/25/34 (b)                             13,899
      50,000               AA      Countrywide Asset-Backed Certificates, Series 2004-05, Class
                                       M4, 4.710% due 6/25/34 (d)                                              50,745
      14,359              BBB      Countrywide Asset-Backed Securities, Inc, Series 2004-05N,
                                       Class N1, 5.500% due 10/25/35 (b)                                       14,309
      27,974               B       First Consumers Credit Card Master Trust, Series 2001-A,
                                       Class A, 3.698% due 9/15/08 (d)                                         27,815
      70,000              BBB      Metris Master Trust, Series 2001-2, Class B, 4.510% due
                                       11/20/09 (d)                                                            70,201
      20,000               A       Novastar Home Equity Loan, Series 2003-04, Class M2, 5.086%
                                       due 2/25/34 (d) 20,421 Sail Net Interest Margin
                                   Notes:
       1,191              BBB          Series 2003-3, Class A, 7.750% due 4/27/33 (b)                           1,193
      11,707              BBB+         Series 2004-4A, Class A, 5.000% due 4/27/34 (b)                         11,708
                                                                                                         ------------
                                   TOTAL ASSET-BACKED SECURITIES
                                       (Cost -- $615,890)                                                     630,102
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

July 31, 2005

      FACE
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 36.9%(I)(J)
FHLMC  -- 15.5%
                                   Federal Home Loan Mortgage Corp.:
 $   1,000,000                         5.000% due 12/1/99                                                $    984,375
     1,250,000                         6.000% due 12/1/99                                                   1,276,952
                                                                                                         ------------
                                   TOTAL FHLMC                                                              2,261,327
                                                                                                         ------------
FNMA  -- 21.4%
                                   Federal National Mortgage Association:
       500,000                         4.000% due 12/1/99                                                     482,188
     2,250,000                         5.000% due 12/1/99                                                   2,216,250
       410,000                         6.500% due 12/1/99                                                     424,222
                                                                                                         ------------
                                   TOTAL FNMA                                                               3,122,660
                                                                                                         ------------
                                   TOTAL MORTGAGE-BACKED SECURITIES
                                       (Cost-- $5,450,217)                                                  5,383,987
                                                                                                         ------------

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.1%(B)(D)
        35,401              +      Commercial Mortgage Pass-Through Certificates, Series
                            A          2003-FL9, Class E, 4.388% due 11/15/15                                  35,596
       125,000                     Merit Securities Corp., Series 11PA, Class B2, 4.981% due
                            A          9/28/32                                                                121,877
                                                                                                         ------------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                       (Cost-- $148,164)                                                      157,473
                                                                                                         ------------

       FACE
      AMOUNT                                       SECURITY                                                 VALUE
---------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 15.7%
U.S. GOVERNMENT OBLIGATIONS  -- 15.7%
       400,000                     U.S. Treasury Bonds, 6.250% due 5/15/30                                    502,906
                                   U.S. Treasury Notes:
       300,000                         6.500% due 2/15/10                                                     328,934
       505,000                         4.000% due 4/15/10-2/15/14                                             499,387
       300,000                         3.875% due 5/15/10                                                     296,426
       250,000                         5.000% due 2/15/11                                                     260,567
       400,000                         4.250% due 8/15/13                                                     400,625
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                   (Cost-- $2,226,148)                                                      2,288,845
                                                                                                         ------------

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS -- 10.5%
ARGENTINA  -- 0.1%
        17,652             B-      Republic of Argentina, 8.280% due 12/31/33                                  17,105
                                                                                                         ------------
BRAZIL  -- 2.4%
                                   Federative Republic of Brazil:
        25,000            BB-          10.500% due 7/14/14                                                     29,087
        25,000            BB-          10.125% due 5/15/27                                                     28,563
        25,000            BB-          12.250% due 3/6/30                                                      32,625
        25,000            BB-          11.000% due 8/17/40                                                     29,431
       105,549            BB-      Capitalization, 8.000% due 4/15/14                                         107,737
       123,529            BB-      DCB, Series L, 4.313% due 4/15/12 (d)                                      120,366
                                                                                                         ------------
                                   TOTAL BRAZIL                                                               347,809
                                                                                                         ------------
BULGARIA  -- 0.2%
        25,000            BBB-     Republic of Bulgaria, 8.250% due 1/15/15                                    31,085
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

July 31, 2005


       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS  (CONTINUED)
CANADA  -- 0.5%
 $      75,000             A+      Province of Quebec, 4.600% due 5/26/15                                $     73,953
                                                                                                         ------------
COLOMBIA  -- 0.4%
                                   Republic of Colombia:
        25,000             BB          8.125% due 5/21/24                                                      25,062
        25,000             BB          10.375% due 1/28/33                                                     29,750
                                                                                                         ------------
                                   TOTAL COLOMBIA                                                              54,812
                                                                                                         ------------
ITALY  -- 0.7%
       100,000            AA-      Region of Lombardy, 5.804% due 10/25/32                                    110,307
                                                                                                         ------------
MEXICO  -- 1.8%
                                   United Mexican States, Series A:
        25,000            BBB          6.375% due 1/16/13                                                      26,488
       100,000            BBB          5.875% due 1/15/14                                                     102,600
        75,000            BBB          6.625% due 3/3/15                                                       81,262
        25,000            BBB          8.000% due 9/24/22                                                      30,000
        25,000            BBB          7.500% due 4/8/33                                                       28,675
                                                                                                         ------------
                                   TOTAL MEXICO                                                               269,025
                                                                                                         ------------
PANAMA  -- 0.3%
                                   Republic of Panama:
        25,000             BB          9.625% due 2/8/11                                                       30,062
        10,000             BB          9.375% due 1/16/23                                                      12,500
                                                                                                         ------------
                                   TOTAL PANAMA                                                                42,562
                                                                                                         ------------
PERU  -- 0.3%
                                   Republic of Peru:
        24,750             BB          5.000% due 3/7/17 (d)                                                   23,841
        21,250             BB          5.000% due 3/7/17                                                       20,817
                                                                                                         ------------
                                   TOTAL PERU                                                                  44,658
                                                                                                         ------------
PHILIPPINES  -- 0.5%
                                   Republic of the Philippines:
        50,000             BB-         8.375% due 3/12/09                                                      52,875
        25,000             BB-         9.875% due 1/15/19                                                      27,000
                                                                                                         ------------
                                   TOTAL PHILIPPINES                                                           79,875
                                                                                                         ------------
RUSSIA  -- 2.1%
                                   Russian Federation:
        25,000            BBB-         8.250% due 3/31/10                                                      27,230
        50,000            BBB-         11.000% due 7/24/18                                                     74,358
       180,400            BBB-     step bond to yield 5.000% due 3/31/30                                      200,468
                                                                                                         ------------
                                   TOTAL RUSSIA                                                               302,056
                                                                                                         ------------
SOUTH AFRICA  -- 0.2%
        25,000            BBB      Republic of South Africa, 6.500% due 6/2/14                                 27,219
                                                                                                         ------------
TURKEY  -- 0.6%
        75,000            BB-      Republic of Turkey, 9.000% due 6/30/11                                      85,500
                                                                                                         ------------
VENEZUELA  -- 0.4%
        25,000             B       Bolivarian Republic of Venezuela, 8.500% due 10/8/14                        26,000
        25,000             B       Republic of Venezuela, 9.250% due 9/15/27                                   26,100
                                                                                                         ------------
                                   TOTAL VENEZUELA                                                             52,100
                                                                                                         ------------
                                   TOTAL SOVEREIGN BONDS
                                       (Cost-- $1,449,386)                                                  1,538,066
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

July 31, 2005



     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------


COMMON STOCKS -- 1.3%
           260                     Applied Extrusion Technologies, Inc., Class B Shares                  $      3,900
           430                     Liberty Global, Inc., Series A Shares (c)                                   20,399
           653                     NTL, Inc.  (c)                                                              43,509
         1,050                     SpectraSite, Inc.  (c)                                                      85,785
         1,719                     Telewest Global, Inc.  (c)                                                  38,403
                                                                                                         ------------
                                   TOTAL COMMON STOCKS
                                       (Cost-- $114,023)                                                      191,996
                                                                                                         ------------
CONVERTIBLE PREFERRED STOCK -- 0.2%


                                   Alamosa Holdings, Inc., Series B
            25                         (Cost-- $7,125)                                                         29,647
                                                                                                         ------------
WARRANTS ---0.0%(C)
     FACE
    AMOUNT              RATING++                   SECURITY                                                  VALUE

            15                     American Tower Corp., Expire 8/1/08, Class A Shares                          4,836
       250,000                     Pillowtex Corp Loan 9, Term B, 8.190% Expires 11/15/06                           0
         1,701                     Pillowtex Corp., Expires 11/24/09 (g)                                            2
           200                     Winsloew Furniture, Inc., Expires 11/15/07                                       2
                                                                                                         ------------
                                   TOTAL WARRANTS
                                       (Cost-- $4,367)                                                          4,840
                                                                                                         ------------
                                   TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
                                       (Cost-- $13,981,510)                                                14,200,542
                                                                                                         ------------

     PAR
    AMOUNT                                           SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 39.6%
REPURCHASE AGREEMENTS  -- 39.6%
 $   1,200,000                     Interest in $576,470,000 joint tri-party repurchase agreement dated 7/29/05 with Morgan Stanley, 3.300% due 8/1/05,
                                       Proceeds at maturity - $1,200,330; (Fully collateralized
                                       by various U.S. government agency obligations 0.000% to
                                       6.025% due  6/28/07 to 7/07/25; Market value -
                                              $581,234,963)                                                 1,200,000
     1,200,000                     Interest in $665,885,000 joint tri-party repurchase agreement dated 7/29/05 with Deutche Bank Securities, Inc. 3.290%
                                       due 8/1/05,  Proceeds at maturity - $1,200,110; (Fully
                                       collateralized by various U.S. government agency
                                       obligations 2.375% to 6.625% due 2/26/06 to 8/28/17;
                                       Market value - $674,800,946)                                         1,200,000
     1,200,000                     Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch & Co., Inc. 3.290% due
                                       8/1/05,  Proceeds at maturity - $1,200,110; (Fully
                                       collateralized by U.S. Treasury, 3.500% due 11/15/09;
                                       Market value - $675,125,035)                                         1,200,000
     1,200,000                     Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman Sachs Group, Inc., 3.300% due
                                       8/10/05,  Proceeds at maturity - $1,200,330; (Fully
                                       collateralized by U.S. Treasury obligations, 0.000% to
                                      12%  due 11/25/05 to 4/15/32; Market value - $682,894,974)            1,200,000
       983,000                     Interest in $775,979,000 joint tri-party repurchase agreement dated 7/29/05 with Bank of America, Inc., 3.290% due
                                       8/1/05,  Proceeds at maturity- $983,090; (Fully
                                       collateralized by various U.S. government agency
                                       obligations, 0.000% to 5.25% due 8/10/05 to 5/10/08;
                                       Market value- $788,571,094)                                            983,000
                                                                                                         ------------
                                   TOTAL SHORT-TERM INVESTMENTS
                                       (Cost-- $5,783,000)                                                  5,783,000
                                                                                                         ------------
                                   TOTAL INVESTMENTS-- 136.8% (Cost-- $19,764,511#)                        19,983,542
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

                                   LIABILITIES IN EXCESS OF OTHER ASSETS-- (36.8)%                        (5,375,465)
                                                                                                         ------------
                                   TOTAL NET ASSETS-- 100.0%                                             $ 14,608,077
                                                                                                         ============

#    Aggregate cost for federal income tax purposes is substantially the same.
++ All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a)  Rating by Moody's Investors Service, Inc.
(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)  Non-income producing security.
(d) Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.
(e)  Security is currently in default.
(f) Security is a "Step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)  Illiquid Security.
(h) Security is valued in good faith at fair value by or under the direction of the Board of Directors. (i)This security is traded on a "to-be-announced" basis.
(j) All or a portion of this security is acquired under mortgage dollar roll agreement.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

   Abbreviations used in this schedule:
   DCB - Debt Conversion Bond
   MTN - Medium-Term Note
   NIM - Net Interest Margin
   Term - Term Loan

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

STRATEGIC EQUITY PORTFOLIO

July 31, 2005

      FACE
     AMOUNT             RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BOND & NOTE -- 0.5%
TELECOMMUNICATIONS -- 0.5%
$  2,550,000               B       CIENA Corp., Senior Notes, 3.750% due 2/1/08 (a)
                                       (Cost -- $2,370,597)                                              $  2,282,250
                                                                                                         ------------

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 93.6%
CONSUMER DISCRETIONARY--19.5%
AUTO COMPONENTS  -- 1.6%
      99,253                       Compagnie Generale des Etablissements Michelin, Class B Shares           6,121,527
      62,100                       Gentex Corp.                                                             1,106,622
       4,000                       Lear Corp.                                                                 171,080
                                                                                                         ------------
                                                                                                            7,399,229
                                                                                                         ------------
AUTOMOBILES -- 0.0%
       4,800                       Monaco Coach Corp. (a)                                                      84,000
                                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
      36,600                       Dominos Pizza, Inc.                                                        915,732
      42,000                       GTECH Holdings Corp.                                                     1,258,320
      68,800                       International Game Technology                                            1,882,368
      29,000                       Scientific Games Corp., Class A Shares (a)*                                794,020
      98,500                       Sportingbet Plc *                                                          642,007
       8,600                       Vail Resorts, Inc. (a)*                                                    244,326
      71,400                       WMS Industries, Inc. (a)*                                                2,326,926
                                                                                                         ------------
                                                                                                            8,063,699
                                                                                                         ------------
HOUSEHOLD DURABLES -- 0.2%
      15,300                       Garmin Ltd.                                                                839,817
      83,900                       Pace Micro Technology Plc *                                                111,805
                                                                                                         ------------
                                                                                                              951,622
                                                                                                         ------------
INTERNET & CATALOG RETAIL -- 2.3%
      38,100                       Amazon.com, Inc. (a)*                                                    1,720,977
     221,270                       eBay, Inc. *                                                             9,244,661
                                                                                                         ------------
                                                                                                           10,965,638
                                                                                                         ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
         100                       Brunswick Corp.                                                              4,656
      45,800                       Marvel Enterprises, Inc. (a)*                                              888,062
                                                                                                         ------------
                                                                                                              892,718
                                                                                                         ------------
MEDIA -- 7.8%
     280,600                       Clear Channel Communications, Inc.                                       9,158,784
     235,839                       Cumulus Media, Inc., Class A Shares (a)*                                 2,976,288
      65,750                       Entercom Communications Corp. *                                          2,085,590
       2,000                       Getty Images, Inc. (a)*                                                    161,500
     130,858                       Lamar Advertising Co., Class A Shares *                                  5,759,061
      38,803                       Macrovision Corp. *                                                        847,069
     307,800                       News Corp., Class A Shares                                               5,041,764
       5,300                       Omnicom Group, Inc.                                                        449,811
      24,950                       Playboy Enterprises, Inc., Class B Shares *                                335,328
      25,550                       Spanish Broadcasting System  (a)*                                          219,730
     191,976                       Univision Communications, Inc., Class A Shares *                         5,429,081
     123,000                       XM Satellite Radio Holdings, Inc., Class A Shares (a)*                   4,382,490
                                                                                                         ------------
                                                                                                           36,846,496
                                                                                                         ------------
MULTILINE RETAIL -- 0.7%
       1,100                       Federated Department Stores, Inc.                                           83,457
      67,300                       Wal-Mart Stores, Inc.                                                    3,321,255
                                                                                                         ------------
                                                                                                            3,404,712
                                                                                                         ------------
SPECIALTY RETAIL -- 4.8%
      29,059                       Bebe Stores, Inc.  (a)                                                     827,019

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

STRATEGIC EQUITY PORTFOLIO

July 31, 2005

     SHARES                                              SECURITY                                            VALUE
---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL  (CONTINUED)
      50,100                       Borders Group, Inc.                                                   $  1,242,981
      75,000                       Electronics Boutique Holdings Corp. (a)*                                 4,849,500
     623,900                       Game Group Plc                                                             960,370
     170,800                       GameStop Corp., Class A Shares (a)*                                      5,866,980
      64,956                       Monro Muffler Brake, Inc. *                                              1,877,228
     265,000                       Staples, Inc.                                                            6,034,050
      19,200                       Urban Outfitters, Inc. *                                                 1,165,632
                                                                                                         ------------
                                                                                                           22,823,760
                                                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
      11,900                       Ashworth, Inc. (a)*                                                         98,889
      10,400                       NIKE, Inc., Class B Shares                                                 871,520
                                                                                                         ------------
                                                                                                              970,409
                                                                                                         ------------
                                   TOTAL CONSUMER DISCRETIONARY                                            92,402,283
                                                                                                         ------------
CONSUMER STAPLES -- 8.1%
BEVERAGES -- 2.1%
     101,100                       Coca-Cola Enterprises, Inc.                                              2,375,850
     179,500                       The Coca-Cola Co.                                                        7,854,920
                                                                                                         ------------
                                                                                                           10,230,770
                                                                                                         ------------
FOOD PRODUCTS  -- 1.0%
      22,000                       Bunge Ltd.                                                               1,350,580
      76,700                       Corn Products International, Inc.                                        1,846,169
      38,210                       Hormel Foods Corp.                                                       1,131,398
       7,800                       Ralcorp Holdings, Inc. (a)                                                 335,400
                                                                                                         ------------
                                                                                                            4,663,547
                                                                                                         ------------
HOUSEHOLD PRODUCTS -- 2.1%
      28,600                       Colgate-Palmolive Co.                                                    1,514,084
     154,600                       The Procter & Gamble Co.                                                 8,600,398
                                                                                                         ------------
                                                                                                           10,114,482
                                                                                                         ------------
PERSONAL PRODUCTS -- 0.9%
      76,700                       The Gillette Co.                                                         4,116,489
                                                                                                         ------------
TOBACCO -- 2.0%
     141,100                       Altria Group, Inc.                                                       9,448,056
                                                                                                         ------------
                                   TOTAL CONSUMER STAPLES                                                  38,573,344
                                                                                                         ------------
ENERGY -- 1.2%
ENERGY EQUIPMENT & SERVICES -- 0.4%
      30,500                       Halliburton Co.                                                          1,709,525
                                                                                                         ------------
OIL & GAS -- 0.8%
      10,000                       BP Plc, Sponsored ADR                                                      658,800
      38,100                       Exxon Mobil Corp.                                                        2,238,375
       7,600                       Total SA, Sponsored ADR (a)                                                950,000
                                                                                                         ------------
                                                                                                            3,847,175
                                                                                                         ------------
                                   TOTAL ENERGY                                                             5,556,700
                                                                                                         ------------
FINANCIALS -- 13.3%
BANKS -- 0.4%
         800                       Bank of America Corp.                                                       34,880
      38,000                       Bank of Communications Co. Ltd.                                             14,784
         800                       Bank Pekao SA                                                               36,278
       2,300                       Boston Private Financial Holdings, Inc.  (a)                                65,895
      45,000                       Unibanco-Uniao de Bancos Brasileiros S.A., GDR (a)                       1,655,550
                                                                                                         ------------
                                                                                                            1,807,387
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.6%
     267,450                       SLM Corp.                                                               13,771,000

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

STRATEGIC EQUITY PORTFOLIO

July 31, 2005

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
      49,791                       T. Rowe Price Group, Inc.                                             $  3,303,633
                                                                                                         ------------
                                                                                                           17,074,633
                                                                                                         ------------
INSURANCE  -- 9.3%
     134,000                       ACE Ltd.                                                                 6,192,140
      91,500                       AFLAC, Inc.                                                              4,126,650
      26,700                       Ambac Financial Group, Inc.                                              1,918,128
     510,950                       American International Group, Inc.                                      30,759,190
      18,900                       Endurance Specialty Holdings Ltd.                                          737,100
      10,350                       W.R. Berkley Corp.                                                         387,400
                                                                                                         ------------
                                                                                                           44,120,608
                                                                                                         ------------
                                   TOTAL FINANCIALS                                                        63,002,628
                                                                                                         ------------
HEALTH CARE--10.0%
BIOTECHNOLOGY -- 3.2%
      57,200                       Biogen Idec, Inc. *                                                      2,247,388
      27,000                       Cephalon, Inc. (a)*                                                      1,131,300
     106,900                       Gilead Sciences, Inc. *                                                  4,790,189
     171,800                       MedImmune, Inc. *                                                        4,880,838
      30,800                       Onyx Pharmaceuticals, Inc. (a)*                                            722,260
      37,800                       OSI Pharmaceuticals, Inc. *                                              1,561,140
                                                                                                         ------------
                                                                                                           15,333,115
                                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
      61,800                       BioLase Technology, Inc.  (a)                                              383,160
      34,300                       Guidant Corp.                                                            2,359,840
                                                                                                         ------------
                                                                                                            2,743,000
                                                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
     122,000                       UnitedHealth Group, Inc.                                                 6,380,600
                                                                                                        -------------
PHARMACEUTICALS  -- 4.8%
      69,300                       Johnson & Johnson                                                        4,432,428
      15,300                       Nastech Pharmaceutical Co., Inc. (a)*                                      218,790
      89,500                       Novartis AG, ADR                                                         4,359,545
     100,153                       Roche Holding AG (a)                                                    13,632,822
                                                                                                         ------------
                                                                                                           22,643,585
                                                                                                         ------------
                                   TOTAL HEALTH CARE                                                       47,100,300
                                                                                                         ------------
INDUSTRIALS -- 10.8%
AEROSPACE & DEFENSE -- 1.4%
      99,100                       The Boeing Co.                                                           6,541,591
                                                                                                         ------------
AIRLINES -- 1.3%
     114,874                       Airtran Holdings, Inc. (a)*                                              1,314,159
     843,530                       Delta Air Lines, Inc. (a)*                                               2,496,849
       4,567                       Northwest Airlines Corp. (a)*                                               21,236
     172,400                       Southwest Airlines Co.                                                   2,446,356
                                                                                                         ------------
                                                                                                            6,278,600
                                                                                                         ------------
ELECTRICAL EQUIPMENT -- 0.1%
      17,837                       American Power Conversion Corp.                                            501,398
                                                                                                         ------------
INDUSTRIAL CONGLOMERATES -- 7.5%
     703,700                       General Electric Co.                                                    24,277,650
     285,300                       Honeywell International, Inc.                                           11,206,584
                                                                                                         ------------
                                                                                                           35,484,234
                                                                                                         ------------
MARINE -- 0.5%
      39,887                       Alexander & Baldwin, Inc.  (a)                                           2,133,157
                                                                                                         ------------
                                   TOTAL INDUSTRIALS                                                       50,938,980
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

STRATEGIC EQUITY PORTFOLIO

July 31, 2005

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
INFORMATION TECHNOLOGY -- 21.3%
COMMUNICATIONS EQUIPMENT -- 5.3%
     150,700                       Alcatel SA, Sponsored ADR (a)*                                        $  1,838,540
   3,518,700                       CIENA Corp. *                                                            7,881,888
     521,200                       Corning, Inc. *                                                          9,928,860
   1,729,203                       Finisar Corp. (a)*                                                       1,884,831
      36,200                       Juniper Networks, Inc. *                                                   868,438
     228,900                       Lucent Technologies, Inc. *                                                670,677
     172,402                       NMS Communications Corp. (a)*                                              580,995
      95,400                       Nokia OYJ, Sponsored ADR                                                 1,521,630
                                                                                                         ------------
                                                                                                           25,175,859
                                                                                                         ------------
COMPUTERS & PERIPHERALS -- 0.4%
         100                       Applied Films Corp. (a)*                                                     2,627
      49,495                       Dell, Inc. *                                                             2,003,063
                                                                                                         ------------
                                                                                                            2,005,690
                                                                                                         ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
      57,100                       EchoStar Communications Corp., Class A Shares                            1,639,912
     271,000                       Solectron Corp. *                                                        1,040,640
                                                                                                         ------------
                                                                                                            2,680,552
                                                                                                         ------------
INTERNET SOFTWARE & SERVICES -- 0.5%
      96,700                       Akamai Technologies, Inc. *                                              1,476,609
      36,710                       NetRatings, Inc.  (a)*                                                     556,891
       5,900                       Yahoo!, Inc. *                                                             196,706
                                                                                                         ------------
                                                                                                            2,230,206
                                                                                                         ------------
IT SERVICES -- 1.3%
      50,000                       Infosys Technologies Ltd., Sponsored ADR                                 3,559,000
      57,100                       NAVTEQ Corp. *                                                           2,510,687
                                                                                                         ------------
                                                                                                            6,069,687
                                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 5.0%
      32,400                       Advantest Corp.                                                          2,597,426
       7,600                       Analog Devices, Inc.                                                       297,920
      43,900                       ASE Test Ltd. *                                                            305,105
     164,300                       ASML Holding NV, NY Registered Shares (a)*                               2,891,680
      22,649                       Cymer, Inc. *                                                              785,920
     171,700                       Intel Corp.                                                              4,659,938
         400                       Maxim Integrated Products, Inc.                                             16,748
     263,400                       PMC-Sierra, Inc. *                                                       2,589,222
       1,530                       Samsung Electronics Co., Ltd.                                              844,767
     164,041                       Silicon-On-Insulator Technologies  *                                     2,194,588
     196,000                       Teradyne, Inc. *                                                         3,043,880
     335,800                       United Microelectronics Corp., ADR (a)                                   1,292,830
      76,366                       Xilinx, Inc.                                                             2,164,976
                                                                                                         ------------
                                                                                                           23,685,000
                                                                                                         ------------
SOFTWARE -- 8.2%
     152,500                       Activision, Inc. *                                                       3,101,850
      21,500                       Cadence Design Systems, Inc. *                                             345,935
   1,239,823                       Microsoft Corp.                                                         31,751,867
      18,500                       NDS Group PLC, Sponsored ADR (a)*                                          670,255
      16,000                       Take-Two Interactive Software, Inc. *                                      393,760
      12,902                       THQ, Inc. (a)*                                                             451,312
      68,000                       TomTom *                                                                 2,249,154
                                                                                                         ------------
                                                                                                           38,964,133
                                                                                                         ------------
                                   TOTAL  INFORMATION TECHNOLOGY                                          100,811,127
                                                                                                         ------------
MATERIALS -- 6.0%
CHEMICALS -- 1.4%
      100,100                      Monsanto Co.                                                             6,743,737
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

STRATEGIC EQUITY PORTFOLIO

July 31, 2005

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
MATERIALS  (CONTINUED)
METALS & MINING -- 4.6%
      96,000                       Alamos Gold, Inc. *                                                   $    354,772
      84,200                       Apex Silver Mines Ltd. (a)*                                              1,168,696
     193,800                       Glamis Gold Ltd. *                                                       3,381,777
     122,800                       Glamis Gold Ltd. (a)*                                                    2,145,316
      72,700                       Goldcorp, Inc. (a)                                                       1,180,233
     203,100                       High River Gold Mines Ltd. *                                               208,767
     176,100                       IAMGOLD Corp.                                                            1,130,614
     139,700                       Meridian Gold, Inc. (a)*                                                 2,492,248
      14,500                       Meridian Gold, Inc. *                                                      259,647
     218,860                       Newmont Mining Corp.                                                     8,218,193
      16,200                       Titanium Metals Corp. (a)*                                               1,037,610
                                                                                                         ------------
                                                                                                           21,577,873
                                                                                                         ------------
                                   TOTAL MATERIALS                                                         28,321,610
                                                                                                         ------------
TELECOMMUNICATION SERVICES -- 3.4%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
      76,400                       BellSouth Corp.                                                          2,108,640
     420,300                       SBC Communications, Inc.                                                10,276,335
     114,400                       Verizon Communications, Inc.                                             3,915,912
                                                                                                         ------------
                                   TOTAL TELECOMMUNICATION SERVICES                                        16,300,887
                                                                                                         ------------
                                   TOTAL COMMON STOCKS
                                       (Cost -- $424,009,168)                                             443,007,859
                                                                                                         ------------
                                   TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS
                                       (Cost -- $426,379,765)                                             445,290,109

      FACE
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.6%
REPURCHASE AGREEMENT -- 7.1%
$ 33,791,000                       State Street Bank & Trust Co., dated 7/29/05, 2.150% due
                                   08/01/05, Proceeds due at maturity - $33,797,054; (Fully
                                   collateralized by U.S. Treasury Bond, 8.125% due 08/15/21;
                                       Market Value - $34,468,950)                                         33,791,000
                                                                                                         ------------

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL  -- 11.5%
  54,406,084                       State Street Navigator Securities Lending Prime Portfolio               54,406,084
                                                                                                        -------------
                                   TOTAL SHORT-TERM INVESTMENTS
                                       (Cost -- $88,197,084)                                               88,197,084
                                                                                                        -------------
                                   TOTAL INVESTMENTS-- 112.8% (Cost -- $514,576,849(b))                    533,487,193
                                                                                                        -------------
                                   LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.8)%                       (60,517,598)
                                                                                                        -------------
                                   TOTAL NET ASSETS -- 100.0%                                           $ 472,969,595
                                                                                                        =============

*    Non-income producing security.
(a)  All or a portion of security is on loan.
(b)  Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt
     GDR - Global Depository Receipt

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS MANAGED INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 40.6%
AEROSPACE/DEFENSE -- 0.6%
$    1,600,000            BBB      Northrop Grumman Corp., Remarketed Notes, 4.079% due 11/16/06         $  1,588,749
                                                                                                         ------------
AGRICULTURE -- 0.7%
     2,000,000            BBB      Altria Group, Inc., 5.625% due 11/4/08                                   2,054,188
                                                                                                         ------------
AUTOMOTIVE -- 0.8%
     1,800,000            BBB      DaimlerChrysler North America Holding Corp., 7.300% due 1/15/12          1,993,999
       300,000            BB+      Ford Motor Co., 7.450% due 7/16/31                                         255,014
                                                                                                         ------------
                                   TOTAL AUTOMOTIVE                                                         2,249,013
                                                                                                         ------------
BANKS -- 5.6%
     2,290,000            AA-      ABN AMRO Bank NV, 3.310% due 5/11/07 (a)                                 2,293,751
     1,500,000            AA-      Bank of America Corp., 5.375% due 6/15/14                                1,556,626
     1,200,000             A+      HSBC Bank USA, 5.875% due 11/1/34                                        1,276,783
     1,000,000             A-      Huntington National Bank, 4.650% due 6/30/09                               998,673
       500,000             AA      Rabobank Capital Funding Trust III, 5.254% due 12/31/16 (a)(b)             501,468
       800,000             A       RBS Capital Trust I, 4.709% due 12/29/49 (a)                               772,288
     1,100,000             A+      Royal Bank of Scotland Group PLC, 5.050% due 1/8/15                      1,112,527
                                   U.S. Bank North America:
     2,000,000            AA-          2.870% due 2/1/07                                                    1,958,710
     1,100,000             A+          4.950% due 10/30/14                                                  1,106,386
                                   Wachovia Bank North America:
       700,000             A+          4.800% due 11/1/14                                                     692,357
     2,000,000             A+          3.590% due 11/3/14 (a)                                               2,022,674
     1,300,000             A-      Washington Mutual Bank FA, 5.125% due 1/15/15                            1,296,627
                                                                                                         ------------
                                   TOTAL BANKS                                                             15,588,870
                                                                                                         ------------
BEVERAGES -- 1.0%
     1,000,000             A+      Bottling Group LLC, 4.625% due 11/15/12                                    995,299
     1,800,000             A       PepsiAmericas, Inc., 4.875% due 1/15/15                                  1,790,721
                                                                                                         ------------
                                   TOTAL BEVERAGES                                                          2,786,020
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 10.9%
     1,400,000            AA+      AIG SunAmerica Global Financing VII, 5.850% due 8/1/08 (b)               1,444,213
     2,500,000             A+      American General Finance Corp., 3.875% due 10/1/09                       2,411,862
     1,700,000            BBB      Capital One Bank, 5.000% due 6/15/09                                     1,715,443
       700,000            BBB-     Capital One Financial Corp., 5.500% due 6/1/15                             709,916
     2,200,000             A       Caterpillar Financial Services, 4.700% due 3/15/12                       2,198,139
     1,500,000             A       Countrywide Financial Corp., Series A, 4.500% due 6/15/10                1,477,542
     1,780,000             A       Countrywide Home Loans, Inc., Series L, 4.000% due 3/22/11               1,695,897
                                   Credit Suisse First Boston USA, Inc.:
     2,000,000             A+          3.875% due 1/15/09                                                   1,957,996
       700,000             A+          6.125% due 11/15/11                                                    749,891
                                   Ford Motor Credit Co.:
       300,000            BB+          5.700% due 1/15/10                                                     283,004
                                       Global Landmark Securities:
     2,000,000            BB+          6.875% due 2/1/06                                                    2,020,088
     1,200,000            BB+          6.500% due 1/25/07                                                   1,212,977
       900,000            BBB-     Glencore Funding LLC, 6.000% due 4/15/14 (b)                               863,897
     2,300,000             A+      Goldman Sachs Group, Inc., 5.250% due 10/15/13                           2,336,906
     3,400,000             A       HSBC Finance Corp., 6.375% due 10/15/11                                  3,648,696
     1,100,000             A       JPMorgan Chase & Co., 5.250% due 5/1/15                                  1,113,084
     1,700,000             A       Lehman Brothers Holdings, Inc., Series G, 4.800% due 3/13/14             1,687,405
                                   Merrill Lynch & Co., Inc., Series C:
     1,000,000             A+          4.125% due 9/10/09                                                     982,740
     1,000,000             A+          4.250% due 2/8/10                                                      982,517

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS MANAGED INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES  (CONTINUED)
$    1,000,000             A+          5.000% due 1/15/15                                                $  1,002,988
                                                                                                         ------------
                                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                    30,495,201
                                                                                                         ------------
ENERGY -- 0.9%
     1,000,000            BBB-     Duke Capital LLC, 4.331% due 11/16/06                                      998,352
       930,000            BBB      Duke Energy Field Services Corp., 7.500% due 8/16/05                       931,131
       500,000            BBB+     Kinder Morgan Energy Partners LP, 5.125% due 11/15/14                      499,594
                                                                                                         ------------
                                   TOTAL ENERGY                                                             2,429,077
                                                                                                         ------------
FOOD -- 1.7%
       500,000             B+      Delhaize America, Inc., 9.000% due 4/15/31                                 626,254
     2,000,000            BBB-     Fred Meyer, Inc., 7.450% due 3/1/08                                      2,131,888
     1,900,000            BBB-     Safeway, Inc., 6.500% due 3/1/11                                         2,027,710
                                                                                                         ------------
                                   TOTAL FOOD                                                               4,785,852
                                                                                                         ------------
FOREST PRODUCTS & PAPER -- 0.2%
     600,000              BBB      International Paper Co., 5.300% due 4/1/15                                 592,156
                                                                                                         ------------
PHARMACEUTICALS -- 1.0%
     2,600,000             A       Wyeth, 5.500% due 2/1/14                                                 2,695,446
                                                                                                         ------------
HEALTHCARE-SERVICES -- 0.4%
     1,100,000            BBB+     WellPoint, Inc., 6.800% due 8/1/12                                       1,216,096
                                                                                                         ------------
HOME BUILDERS -- 0.8%
       900,000            BB+      D.R. Horton, Inc., 5.250% due 2/15/15                                      876,034
     1,300,000            BBB-     Pulte Homes, Inc., 5.200% due 2/15/15                                    1,269,168
                                                                                                         ------------
                                   TOTAL HOME BUILDERS                                                      2,145,202
                                                                                                         ------------
INDUSTRIAL CONGLOMERATES -- 2.1%
     3,500,000            AAA      General Electric Co., 5.000% due 2/1/13                                  3,547,026
     2,300,000            BBB      Tyco International Group SA, 6.125% due 11/1/08                          2,401,448
                                                                                                         ------------
                                   TOTAL INDUSTRIAL CONGLOMERATES                                           5,948,474
                                                                                                         ------------
INSURANCE -- 1.3%
                                   Berkshire Hathaway Finance Corp.:
       500,000            AAA          3.330% due 5/16/08 (a)(b)                                              500,263
     1,000,000            AAA          4.750% due 5/15/12 (b)                                                 994,278
       500,000            BBB+     GE Global Insurance Holding Corp., 7.000% due 2/15/26                      522,210
     1,800,000            AAA      MassMutual Global Funding II, 2.550% due 7/15/08 (b)                     1,702,422
                                                                                                         ------------
                                   TOTAL INSURANCE                                                          3,719,173
                                                                                                         ------------
MEDIA -- 3.4%
       500,000            BBB-     Clear Channel Communications, Inc., 4.400% due 5/15/11                     464,099
     1,000,000            BBB+     Comcast Cable Communications, Inc., 8.500% due 5/1/27                    1,311,758
     2,300,000            BBB-     COX Communications, Inc., 7.125% due 10/1/12                             2,544,883
     1,055,000            BB+      Liberty Media Corp., 4.910% due 9/17/06 (a)                              1,062,195
     4,000,000            BBB+     Time Warner, Inc., 6.150% due 5/1/07                                     4,117,000
                                                                                                         ------------
                                   TOTAL MEDIA                                                              9,499,935
                                                                                                         ------------
MINING -- 0.3%
       800,000            BBB      Phelps Dodge Corp., 8.750% due 6/1/11                                      942,358
                                                                                                         ------------
OIL & GAS -- 1.2%
       800,000            BBB+     Anadarko Finance Co., Series B, 6.750% due 5/1/11                          873,240
       500,000            BBB+     Consolidated Natural Gas Co., 5.000% due 12/1/14                           497,425
       500,000            BBB+     Cooper Cameron Corp., 2.650% due 4/15/07                                   483,044
     1,300,000            BBB      Devon Financing Corp. ULC, 6.875% due 9/30/11                            1,437,254
                                                                                                         ------------
                                   TOTAL OIL & GAS                                                          3,290,963
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS MANAGED INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
REAL ESTATE -- 1.0%

$      200,000            BBB+     AvalonBay Communities, Inc., 4.950% due 3/15/13                       $    197,498
       700,000            BBB-     Colonial Realty LP, 4.750% due 2/1/10                                      683,658
     1,130,000            BBB-     iStar Financial, Inc., 6.000% due 12/15/10                               1,165,914
       300,000             A-      Kimco Realty Corp., Series C, 3.410% due 8/1/06 (a)                        300,462
       500,000            BBB+     Simon Property Group LP, 4.600% due 6/15/10 (b)                            492,582
                                                                                                         ------------
                                   TOTAL REAL ESTATE                                                        2,840,114
                                                                                                         ------------
REAL ESTATE INVESTMENT TRUST -- 0.4%
       700,000            BBB      HRPT Properties Trust, 6.250% due 8/15/16                                  739,719
       500,000            BBB+     Simon Property Group LP, 5.100% due 6/15/15 (b)                            492,952
                                                                                                         ------------
                                   TOTAL REAL ESTATE INVESTMENT TRUST                                       1,232,671
                                                                                                         ------------
SOFTWARE -- 0.7%
     1,900,000            BBB-     Computer Associates International, Inc., 4.750% due 12/1/09 (b)          1,880,502
                                                                                                         ------------

TELECOMMUNICATIONS -- 1.7%
     1,100,000             A-      Deutsche Telekom International Finance BV, 8.250% / 8.75% due
                                   6/15/30 (c)                                                              1,475,958
     1,000,000             A       SBC Communications, Inc., 6.450% due 6/15/34                             1,105,665
                                   Sprint Capital Corp.:
     1,830,000            BBB-         6.125% due 11/15/08                                                  1,905,451
     200,000              BBB-         8.375% due 3/15/12                                                     237,501
                                                                                                         ------------
                                   TOTAL TELECOMMUNICATIONS                                                 4,724,575
                                                                                                         ------------
UTILITIES -- 3.9%
     1,000,000            BBB+     Dominion Resources, Inc., Series F, 5.250% due 8/1/33                    1,016,406
     3,000,000            BBB      Pepco Holdings, Inc., 5.500% due 8/15/07                                 3,049,167
     800,000              BB-      PSEG Energy Holdings LLC, 8.625% due 2/15/08                               858,000
     900,000               A+      Southern California Gas Co., First Mortgage Bonds, Series II,
                                       4.375% due 1/15/11                                                     888,142
     2,000,000            AA       SP PowerAssets Ltd., 5.000% due 10/22/13 (b)                             2,024,860
     1,000,000           BBB-      TransAlta Corp., 5.750% due 12/15/13                                     1,029,409
     2,300,000           BBB-      Xcel Energy, Inc., 3.400% due 7/1/08                                     2,223,467
                                                                                                         ------------
                                   TOTAL UTILITIES                                                         11,089,451
                                                                                                         ------------
                                   TOTAL CORPORATE BONDS & NOTES
                                       (Cost -- $109,310,059)                                              113,794,086
                                                                                                         ------------
ASSET-BACKED SECURITIES -- 2.9%
  2,000,000               AAA      Bank One Issuance Trust, Series 2003, Class A3, 3.498% due
                                       12/15/10 (a)                                                         2,005,909
  760,030                 AAA      California Infrastructure PG&E-1, Series 1997-1, Class A7,
                                       6.420% due 9/25/08                                                     771,106
  1,000,000               AAA      Capital One Multi-Asset Execution Trust, Series 2003-A7,
                                       Class A7, 3.568% due 9/15/11 (a)                                     1,005,655
  1,100,000               AAA      Chase Funding Mortgage Loan Asset-Backed Certificates, Series
                                       2002-2, Class 1A5, 5.833% due 4/25/32                                1,121,819
  2,000,000               AAA      Discover Card Master Trust I, Series 1996-3, Class A, 6.050%
                                       due 8/18/08                                                          2,022,716
  1,048,110               AAA      Ford Credit Auto Owner Trust, Series 2002-B, Class A4, 4.750%
                                       due 8/15/06                                                          1,049,871
  178,191                 AAA      Toyota Auto Receivables Owner Trust, Series 2002-C, Class A3,
                                       2.650% due 11/15/06                                                    178,129
                                                                                                         ------------
                                   TOTAL ASSET-BACKED SECURITIES
                                       (Cost--$8,458,530)                                                   8,155,205
                                                                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.0%
     4,250,000            AAA      Banc of America Commercial Mortgage, Inc., Series 2004-6,
                                       Class AJ, 4.870% due 12/10/42                                         4,214,786
     2,000,000            AAA      Credit Suisse First Boston Mortgage Securities Corp., Series
                                       2004-C5, Class AJ, 4.889% due 11/15/37                                1,985,793

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS MANAGED INCOME PORTFOLIO

July 31, 2005

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   $ 3,000,000            AAA      General Motors Acceptance Corporation Commercial Mortgage
                                       Securities, Inc., Series 2004-C2, Class A3, 5.134% due 8/10/38    $  3,054,068
                                   JPMorgan Chase Commercial Mortgage Securities Corp.:
     4,000,000           Aaa(d)         Series 2004-C3, Class AJ, 4.922% due 1/15/42                        3,978,490
     1,150,000            AAA           Series 2005-LDP1, Class A4, 5.038% due 3/15/46                      1,162,212
                                   LB-UBS Commercial  Mortgage Trust:
     1,240,000            AAA          Series 2002-C4, Class A5, 4.853% due 9/15/31                         1,242,704
     2,700,000            AAA          Series 2005-C1, Class AJ, 4.806% due 2/15/40                         2,665,019
     1,290,000            AAA      Morgan Stanley Capital I, Inc., Series 2005-IQ9, Class A4,
                                       4.660% due 7/15/56                                                   1,271,216
                                                                                                         ------------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                       (Cost--$19,735,922)                                                19,574,288
                                                                                                         ------------

       FACE
      AMOUNT            RATING++                     SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 40.0%
U.S. GOVERNMENT AGENCIES  -- 4.7%
     1,500,000                     Federal Home Loan Mortgage Corp. (FHLMC), 2.900% / 7.000% due
                                       2/27/19 (c) 1 Federal National Mortgage                              1,489,722
                                   Association (FNMA):
     3,100,000                         1.750% due 6/16/06                                                   3,039,194
     3,450,000                         2.000%/ 1.011%  due 2/9/07 (e)                                       3,441,130
     4,900,000                         6.000% due 5/15/11                                                   5,278,696
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT AGENCIES                                          13,248,742
                                                                                                         ------------
U.S. GOVERNMENT OBLIGATIONS -- 35.3%
                                   U.S. Treasury Notes:
    35,272,000                         5.875% due 11/15/05                                                 35,511,744
    13,000,000                         2.875% due 11/30/06                                                 12,821,770
     4,000,000                         2.750% due 8/15/07                                                   3,902,660
    24,000,000                         5.625% due 5/15/08                                                  24,991,896
     2,000,000                         4.000% due 3/15/10                                                   1,987,970
       400,000                         3.875% due 5/15/10                                                     395,234
       300,000                         3.625% due 6/15/10                                                     293,485
    18,500,000                         4.125% due 5/15/15                                                  18,271,654
     1,000,000                     U.S. Treasury Strips, zero coupon due 11/15/09                             836,279
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT OBLIGATIONS                                       99,012,692
                                                                                                         ------------
                                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                       (Cost -- $117,915,013)                                             112,261,434
                                                                                                         ------------

     SHARES                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
WARRANT 0.0%
                                   Loral Space & Communications, Expires,
                                       expires 11/15/07(f)* (Cost--$105)                                            2
                                                                                                         ------------
                                   TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS
                                       (Cost -- $255,419,629)                                             253,785,015

      PAR
     AMOUNT                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 8.5%
REPURCHASE AGREEMENT  -- 8.5%
  $ 23,796,000                     State Street Bank & Trust Co.,  Repurchase Agreement,
                                       dated 7/29/05, 2.150% due 8/1/05; Proceeds due at
                                       maturity - $23,800,263; (Fully collateralized by
                                       U.S. Treasury Bond, 8% due 11/15/21; Market value
                                       - $24,278,507)
                                       (Cost -- $23,796,000)                                              253,796,000
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS MANAGED INCOME PORTFOLIO

July 31, 2005

                                   OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                            2,768,582
                                   TOTAL INVESTMENTS -- 99.0% (Cost--$279,215,629#)                       277,581,015
                                                                                                        -------------
                                   TOTAL NET ASSETS -- 100.0%                                           $ 280,349,597
                                                                                                        =============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
++ All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a) Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c) Security is a "Step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)  Rating by Moody's Investors Service, Inc.
(e) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(f) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     AIG - American International Guaranty
     FHLMC - Federal Home Loan Mortgage Corporation
     FNMA - Federal National Mortgage Association

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedule of Investments  (unaudited)
July 31, 2005

     SHARES                                           SECURITY                                             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
CONSUMER DISCRETIONARY--17.7%
HOTELS, RESTAURANTS & LEISURE -- 3.5%
         5,700                     Harrah's Entertainment, Inc.                                          $    448,818
        10,600                     Marriott International, Inc., Class A Shares                               725,782
         9,800                     Penn National Gaming, Inc. (a)*                                            350,350
        11,605                     Starwood Hotels & Resorts Worldwide, Inc.                                  734,829
         7,300                     Yum! Brands, Inc.                                                          382,155
                                                                                                         ------------
                                                                                                            2,641,934
                                                                                                         ------------
HOUSEHOLD DURABLES -- 2.4%
         3,600                     Black & Decker Corp.                                                       325,116
        20,938                     D.R. Horton, Inc.                                                          860,133
         4,700                     Fortune Brands, Inc.                                                       444,385
         2,500                     M.D.C. Holdings, Inc.                                                      213,550
                                                                                                         ------------
                                                                                                            1,843,184
                                                                                                         ------------
INTERNET & CATALOG RETAIL -- 0.6%
         9,900                     eBay, Inc. *                                                               413,622
                                                                                                         ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
         6,200                     Brunswick Corp.                                                            288,672
                                                                                                         ------------
MEDIA -- 1.0%
        32,900                     News Corp., Class A Shares                                                 538,902
         7,400                     Walt Disney Co.                                                            189,736
                                                                                                         ------------
                                                                                                             728,638
                                                                                                         ------------
MULTILINE RETAIL -- 4.2%
        15,700                     Nordstrom, Inc.                                                            581,057
        19,400                     Target Corp.                                                             1,139,750
        29,600                     Wal-Mart Stores, Inc.                                                    1,460,760
                                                                                                         ------------
                                                                                                            3,181,567
                                                                                                         ------------
SPECIALTY RETAIL -- 4.8%
        11,000                     Abercrombie & Fitch Co., Class A Shares                                    792,550
        23,900                     American Eagle Outfitters, Inc.                                            787,505
         9,000                     Chico's FAS, Inc. *                                                        360,990
        11,200                     Claire's Stores, Inc.                                                      284,592
        13,168                     Home Depot, Inc.                                                           572,940
         7,600                     O'Reilly Automotive, Inc.  (a)*                                            245,176
         9,300                     Pacific Sunwear of California, Inc. *                                      226,827
         5,400                     Urban Outfitters, Inc.  (a)*                                               327,834
                                                                                                         ------------
                                                                                                            3,598,414
                                                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
        11,600                     Coach, Inc. *                                                              407,276
         5,441                     Reebok International Ltd.                                                  230,154
                                                                                                         ------------
                                                                                                              637,430
                                                                                                         ------------
                                   TOTAL CONSUMER DISCRETIONARY                                            13,333,461
                                                                                                         ------------
CONSUMER STAPLES--9.6%
BEVERAGES -- 2.6%
        13,500                     Brown-Forman Corp., Class B Shares                                         789,075
         8,400                     Pepsi Bottling Group, Inc.                                                 244,944
        16,300                     PepsiCo, Inc.                                                              888,839
                                                                                                         ------------
                                                                                                            1,922,858
                                                                                                         ------------
FOOD & DRUGRETAILING -- 2.1%
        51,200                     CVS Corp.                                                                1,588,736
                                                                                                         ------------
FOOD PRODUCTS -- 1.3%
         9,661                     Hershey Co.                                                                617,048

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

VAN KAMPEN ENTERPRISE PORTFOLIO

July 31, 2005

     SHARES                                           SECURITY                                             VALUE
---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS  (CONTINUED)
         5,314                     Wm. Wrigley Jr. Co.                                                   $    378,038
                                                                                                         ------------
                                                                                                              995,086
                                                                                                         ------------
HOUSEHOLD PRODUCTS -- 2.4%
        32,900                     Procter & Gamble Co.                                                     1,830,227
                                                                                                         ------------
PERSONAL PRODUCTS -- 1.2%
        12,408                     Avon Products, Inc.                                                        405,866
         9,300                     Gillette Co.                                                               499,131
                                                                                                         ------------
                                                                                                              904,997
                                                                                                         ------------
                                   TOTAL CONSUMER STAPLES                                                   7,241,904
                                                                                                         ------------
ENERGY--2.5%
ENERGY EQUIPMENT & SERVICES -- 1.0%
         7,900                     Baker Hughes, Inc.                                                         446,666
         9,700                     Patterson-UTI Energy, Inc.                                                 318,451
                                                                                                         ------------
                                                                                                              765,117
                                                                                                         ------------
OIL & Gas -- 1.5%
         8,700                     Chesapeake Energy Corp.                                                    227,157
         4,200                     ConocoPhillips                                                             262,878
         3,659                     Exxon Mobil Corp.                                                          214,966
         5,300                     Newfield Exploration Co. *                                                 225,197
         1,800                     Total SA, Sponsored ADR (a)                                                225,000
                                                                                                         ------------
                                                                                                            1,155,198
                                                                                                         ------------
                                   TOTAL ENERGY                                                             1,920,315
                                                                                                         ------------
FINANCIALS--5.8%
BANKS -- 1.0%
        18,225                     Bank of America Corp.                                                      794,610
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES  -- 3.8%
        20,487                     American Express Co.                                                     1,126,785
         6,800                     Capital One Financial Corp.                                                561,000
         4,300                     IndyMac Bancorp, Inc.                                                      187,523
        16,500                     Merrill Lynch & Co., Inc.                                                  969,870
                                                                                                         ------------
                                                                                                            2,845,178
                                                                                                         ------------
INSURANCE -- 1.0%
         7,149                     American International Group, Inc.                                         430,370
         6,400                     Unitrin, Inc.                                                              340,800
                                                                                                        --------------
                                                                                                              771,170
                                                                                                        --------------
                                   TOTAL FINANCIALS                                                         4,410,958
                                                                                                        --------------
HEALTH CARE--21.9%
BIOTECHNOLOGY -- 5.4%
        24,300                     Amgen, Inc. *                                                            1,937,925
        23,300                     Celgene Corp.  (a)*                                                      1,114,905
        22,440                     Gilead Sciences, Inc. *                                                  1,005,536
                                                                                                         ------------
                                                                                                            4,058,366
                                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
           580                     Lumenis Ltd.  (a)*                                                             945
        10,300                     St. Jude Medical, Inc. *                                                   488,323
         5,500                     Zimmer Holdings, Inc. *                                                    452,980
                                                                                                         ------------
                                                                                                              942,248
                                                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES -- 8.6%
        11,254                     Aetna, Inc.                                                                871,060
        10,500                     Caremark Rx, Inc. *                                                        468,090
        11,325                     Coventry Health Care, Inc. *                                               801,017
        13,700                     Laboratory Corp. of America Holdings *                                     694,179
         7,547                     Lincare Holdings, Inc. *                                                   304,446

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.
                                                                          PAGE 2

VAN KAMPEN ENTERPRISE PORTFOLIO

July 31, 2005

     SHARES                                           SECURITY                                             VALUE
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES  (CONTINUED)
         9,900                     PacifiCare Health Systems, Inc. *                                     $    754,380
         6,300                     Quest Diagnostics, Inc.                                                    323,442
        31,400                     UnitedHealth Group, Inc.                                                 1,642,220
         9,274                     WellPoint, Inc. *                                                          656,043
                                                                                                         ------------
                                                                                                            6,514,877
                                                                                                         ------------
PHARMACEUTICALS -- 6.6%
         4,900                     Allergan, Inc.                                                             437,913
         8,300                     Forest Laboratories, Inc. *                                                331,336
        41,299                     Johnson & Johnson                                                        2,641,484
         7,900                     Medco Health Solutions, Inc. *                                             382,676
        13,509                     Schering-Plough Corp.                                                      281,258
        19,900                     Wyeth                                                                      910,425
                                                                                                         ------------
                                                                                                            4,985,092
                                                                                                         ------------
                                   TOTAL HEALTH CARE                                                       16,500,583
                                                                                                         ------------
INDUSTRIALS--14.5%
AEROSPACE & DEFENSE -- 2.7%
         5,448                     Precision Castparts Corp.                                                  490,211
        30,600                     United Technologies Corp.                                                1,551,420
                                                                                                         ------------
                                                                                                            2,041,631
                                                                                                         ------------
AIR FREIGHT & LOGISTICS -- 0.4%
         3,800                     FedEx Corp.                                                                319,542
                                                                                                         ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.7%
        23,500                     Automatic Data Processing, Inc.                                          1,043,635
         7,700                     Brink's Co.                                                                278,432
        10,298                     Career Education Corp. *                                                   399,459
         7,100                     First Data Corp.                                                           292,094
                                                                                                         ------------
                                                                                                            2,013,620
                                                                                                         ------------
ELECTRICAL EQUIPMENT -- 1.2%
        11,500                     AMETEK, Inc.                                                               473,800
         8,200                     Rockwell Automation, Inc.                                                  422,382
                                                                                                         ------------
                                                                                                              896,182
                                                                                                         ------------
INDUSTRIAL CONGLOMERATES -- 4.1%
        65,000                     General Electric Co.                                                     2,242,500
        27,800                     Tyco International Ltd.                                                    847,066
                                                                                                         ------------
                                                                                                            3,089,566
                                                                                                         ------------
MACHINERY -- 3.4%
         7,500                     Caterpillar, Inc.                                                          404,325
         3,000                     Cummins, Inc.                                                              256,320
        12,400                     Danaher Corp.                                                              687,580
         5,098                     Deere & Co.                                                                374,856
         3,700                     Ingersoll-Rand Co., Ltd., Class A Shares                                   289,229
         3,000                     ITT Industries, Inc.                                                       319,200
         2,800                     Oshkosh Truck Corp.                                                        237,440
                                                                                                         ------------
                                                                                                            2,568,950
                                                                                                         ------------
                                   TOTAL INDUSTRIALS                                                       10,929,491
                                                                                                         ------------
INFORMATION TECHNOLOGY--23.8%
COMMUNICATIONS EQUIPMENT -- 5.0%
        23,900                     ADTRAN, Inc.  (a)                                                          639,564
        58,700                     Cisco Systems, Inc. *                                                    1,124,105
        12,712                     Comverse Technology, Inc. *                                                321,487
        31,500                     Corning, Inc. *                                                            600,075
        15,164                     Juniper Networks, Inc. *                                                   363,784
        21,900                     Motorola, Inc.                                                             463,842

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 3

VAN KAMPEN ENTERPRISE PORTFOLIO

July 31, 2005

     SHARES                                           SECURITY                                             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  (CONTINUED)
         6,700                         QUALCOMM, Inc.                                                    $    264,583
                                                                                                         ------------
                                                                                                            3,777,440
                                                                                                         ------------
COMPUTERS & PERIPHERALS -- 6.5%
         9,200                     Apple Computer, Inc. *                                                     392,380
         6,400                     Avid Technology, Inc.  (a)*                                                263,360
        58,457                     Dell, Inc. *                                                             2,365,755
        59,100                     EMC Corp. *                                                                809,079
        12,300                     International Business Machines Corp.                                    1,026,558
           890                     Lexmark International, Inc., Class A Shares *                               55,803
                                                                                                         ------------
                                                                                                            4,912,935
                                                                                                         ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
         5,900                     Mettler-Toledo International, Inc. *                                       309,750
                                                                                                         ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
        33,600                     Yahoo!, Inc. *                                                           1,120,224
                                                                                                         ------------
IT SERVICES -- 0.8%
         5,000                     Affiliated Computer Services, Inc., Class A Shares *                       249,850
         7,300                     Cognizant Technology Solutions Corp., Class A Shares *                     358,284
                                                                                                         ------------
                                                                                                              608,134
                                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.6%
         6,900                     Analog Devices, Inc.                                                       270,480
        35,331                     Applied Materials, Inc.                                                    652,210
        65,900                     Intel Corp.                                                              1,788,526
         9,800                     Linear Technology Corp.                                                    380,828
        13,300                     NVIDIA Corp. (a)*                                                          359,898
                                                                                                         ------------
                                                                                                            3,451,942
                                                                                                         ------------
SOFTWARE -- 5.0%
        29,000                     Adobe Systems, Inc.                                                        859,560
           534                     Computer Associates International, Inc.                                     14,658
        66,200                     Microsoft Corp.                                                          1,695,382
        21,825                     SAP AG, Sponsored ADR (a)                                                  934,547
        13,200                     Symantec Corp. *                                                           290,004
                                                                                                         ------------
                                                                                                            3,794,151
                                                                                                         ------------
                                   TOTAL  INFORMATION TECHNOLOGY                                           17,974,576
                                                                                                         ------------
MATERIALS--1.2%
CHEMICALS -- 0.3%
          4,800                    Dow Chemical Co.                                                           230,160
                                                                                                         ------------
METALS & Mining -- 0.9%
        15,400                     Allegheny Technologies, Inc.                                               447,678
         5,700                     Freeport-McMoRan Copper & Gold, Inc., Class B Shares (a)                   229,596
                                                                                                         ------------
                                                                                                              677,274
                                                                                                         ------------
                                   TOTAL MATERIALS                                                            907,434
                                                                                                         ------------
TELECOMMUNICATION SERVICES--1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
        26,656                     Sprint Corp.                                                               717,046
                                                                                                         ------------
                                   TOTAL COMMON STOCKS
                                       (Cost--$65,279,080)                                                 73,935,768
                                                                                                         ------------
WARRANT 0.0%
         1,831                     Lucent Technologies, Inc.*
                                       (Cost--$0)                                                               1,336
                                                                                                         ------------

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.
                                                                          PAGE 4

VAN KAMPEN ENTERPRISE PORTFOLIO

July 31, 2005

                                   TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS                       73,937,104
                                       (Cost -- $65,279,080)
      PAR
     AMOUNT                                           SECURITY                                             VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.7%
U.S. GOVERNMENT & AGENCY OBLIGATION -- 0.7%
   $   545,000                     Federal Home Loan Bank Disc. Notes, 3.070% due 8/1/05                 $    545,000
                                                                                                         ------------

     SHARES                                           SECURITY                                             VALUE
---------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL -- 5.0%
     3,754,400                     State Street Navigator Securities Lending Trust Prime Portfolio          3,754,400
                                                                                                         ------------
                                   TOTAL SHORT-TERM INVESTMENTS
                                    (Cost -- $4,299,400)                                                    4,299,400
                                                                                                         ------------
                                   TOTAL INVESTMENTS -- 103.7% (Cost -- $69,578,480(b))                    78,236,504
                                                                                                         ------------
                                   LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.7)%                         (2,798,672)
                                                                                                         ------------
                                   TOTAL NET ASSETS -- 100.0%                                            $ 75,437,832
                                                                                                         ============

*    Non-income producing security.
(a)  All or a portion of security is on loan.
(b)  Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt
     Disc. - Discount

--------------------------------------------------------------------------------
                      SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 5

At July 31, 2005, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:

                                                                              GROSS             GROSS        NET UNREALIZED
                                                         FEDERAL INCOME      UNREALIZED        UNREALIZED     APPRECIATION/
PORTFOLIO                                                   TAX COST        APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
---------                                               ----------------   --------------    --------------   --------------
AIM Capital Appreciation Portfolio                      $    218,018,391   $   38,895,288    $    2,291,704   $   36,603,584
MFS Total Return Portfolio                                 1,390,336,093      126,452,128        22,736,182   $  103,715,946
Pioneer Strategic Income Portfolio                           164,512,284        7,319,121         4,259,209        3,059,911
Salomon Brothers Strategic Total Return Bond Portfolio        19,764,511          569,637           350,606          219,031
Strategic Equity Portfolio                                   514,576,849       30,843,774        11,933,430       18,910,344
Travelers Managed Income Portfolio                           279,215,629        1,559,800         3,194,414       (1,634,614)
Van Kampen Enterprise Portfolio                               69,578,480        9,888,588         1,230,564        8,658,024

As of July 31, 2005, the market value of 144A securities for each portfolio was as follows:

                                                                % OF TOTAL
PORTFOLIO                                      MARKET VALUE     NET ASSETS
---------                                      ------------     ----------
AIM Capital Appreciation Portfolio             $          -              -%
MFS Total Return Portfolio                       15,898,180            1.2
Pioneer Strategic Income Portfolio               39,279,053           24.0
Salomon Brothers Strategic Total
   Return Bond Portfolio                            736,707            5.0
Strategic Equity Portfolio                                -              -
Travelers Managed Income Portfolio               10,897,437            3.9
Van Kampen Enterprise Portfolio                           -              -

As of July 31, 2005, the market value of securities loaned and the collateral received for each portfolio were as follows: Cash collateral was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

                                        MARKET VALUE        MARKET VALUE
                                       OF SECURITIES       OF COLLATERAL
PORTFOLIO                                 ON LOAN          BACKED BY CASH
---------                              ---------------     --------------
AIM Capital Appreciation Portfolio     $     7,303,773     $    7,476,188
MFS Total Return Portfolio                 187,970,907        192,254,792
Pioneer Strategic Income Portfolio           9,793,365          9,999,824
Salomon Brothers Strategic Total
   Return Bond Portfolio                             -                  -
Strategic Equity Portfolio                  52,333,053         54,406,084
Travelers Managed Income Portfolio                   -                  -
Van Kampen Enterprise Portfolio              3,670,910          3,754,400

BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

STANDARD & POOR'S RATINGS SERVICE ("STANDARD & POOR'S") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE ("MOODY'S") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Effective July 1, 2005, certain changes were made to the registrant's internal control over financial reporting in connection with the acquisition of the registrant's investment adviser by MetLife, Inc. Prior to July 1, 2005, Travelers Life & Annuity legal and Citigroup Asset Management finance departments were directly responsible for registrant's internal control over financial reporting, including those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the registrant; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the registrant are being made only in accordance with authorizations of management and directors of the registrant; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the registrant's assets that could have a material effect on the financial statements. Beginning July 1, 2005, the responsibilities for the registrant's internal control of financial reporting, including those policies and procedures discussed above, were delegated to the sub-administrator to the registrant, subject to the supervision and oversight of the registrant, including its principal executive and principal financial officers, other officers of the registrant, and officers and employees of the registrant's adviser.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TRAVELERS SERIES TRUST

By:   /s/ Elizabeth M. Forget
      ---------------------------------
      Elizabeth M. Forget
      President

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Elizabeth M. Forget
      ---------------------------------
      Elizabeth M. Forget
      President

Date: September 28, 2005

By:   /s/ Peter Duffy
      ---------------------------------
      Peter Duffy
      Chief Financial Officer and Treasurer

Date: September 28, 2005